Schedule of Investments
INCOME EQUITY FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.6%
Lockheed Martin Corp.	5,646	$2,060
Apparel & Textile Products – 0.7%
VF Corp.	13,345	813
Asset Management – 0.8%
Ameriprise Financial, Inc.	6,838	1,026
Banking – 5.7%
Bank of America Corp.	16,377	389
CIT Group, Inc.	48,701	1,010
Citigroup, Inc.	51,240	2,618
JPMorgan Chase & Co.	33,064	3,110
		7,127
Biotechnology & Pharmaceuticals – 9.3%
AbbVie, Inc.	16,423	1,612
Amgen, Inc.	10,129	2,389
Eli Lilly and Co.	12,936	2,124
Johnson & Johnson	12,857	1,808
Merck & Co., Inc.	18,578	1,437
Pfizer, Inc.	72,887	2,383
		11,753
Chemicals – 1.2%
CF Industries Holdings, Inc.	21,737	612
Huntsman Corp.	47,224	848
		1,460
Construction Materials – 0.8%
MDU Resources Group, Inc.	47,445	1,052
Consumer Products – 5.8%
Clorox (The) Co.	3,924	861
Colgate-Palmolive Co.	21,176	1,551
General Mills, Inc.	15,746	971
Kimberly-Clark Corp.	5,663	801
PepsiCo, Inc.	134	18
Philip Morris International, Inc.	30,393	2,129
Procter & Gamble (The) Co.	8,141	973
		7,304
Distributors - Consumer Staples – 1.1%
Sysco Corp.	26,106	1,427
Electrical Equipment – 1.0%
Emerson Electric Co.	17,569	1,090
Johnson Controls International PLC	3,797	129
		1,219
Forest & Paper Products – 0.5%
Domtar Corp.	29,784	629
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Gaming, Lodging & Restaurants – 1.4%
MGM Resorts International	52,283	$878
Wyndham Destinations, Inc.	32,164	907
		1,785
Hardware – 13.6%
Apple, Inc.(1)	34,488	12,581
Cisco Systems, Inc.	60,663	2,829
HP, Inc.	50,020	872
Seagate Technology PLC	18,281	885
		17,167
Health Care Facilities & Services – 1.3%
Cardinal Health, Inc.	17,569	917
UnitedHealth Group, Inc.	2,420	714
		1,631
Home & Office Products – 0.3%
Newell Brands, Inc.	20,085	319
Institutional Financial Services – 0.1%
Morgan Stanley	3,243	157
Insurance – 1.3%
Aflac, Inc.	23,578	850
Allstate (The) Corp.	6,077	589
Berkshire Hathaway, Inc., Class B*	1,120	200
		1,639
Machinery – 2.9%
Caterpillar, Inc.	13,654	1,727
GrafTech International Ltd.	86,483	690
Illinois Tool Works, Inc.	7,227	1,264
		3,681
Media – 5.2%
Alphabet, Inc., Class A(1) *	1,673	2,372
Comcast Corp., Class A	61,593	2,401
Facebook, Inc., Class A(1) *	2,232	507
Omnicom Group, Inc.	14,170	773
Sirius XM Holdings, Inc.	71,506	420
		6,473
Medical Equipment & Devices – 1.6%
Baxter International, Inc.	7,169	617
DENTSPLY SIRONA, Inc.	12,654	558
Hill-Rom Holdings, Inc.	6,469	710
Thermo Fisher Scientific, Inc.	361	131
		2,016
Oil, Gas & Coal – 3.5%
Chevron Corp.	430	38

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Oil, Gas & Coal – 3.5%continued
ConocoPhillips	37,924	$1,594
Helmerich & Payne, Inc.	55,565	1,084
HollyFrontier Corp.	27,639	807
Valero Energy Corp.	14,293	841
		4,364
Real Estate Investment Trusts – 5.0%
Apartment Investment and Management Co., Class A	22,018	829
Brandywine Realty Trust	81,061	883
Corporate Office Properties Trust	42,741	1,083
Federal Realty Investment Trust	10,514	896
Mid-America Apartment Communities, Inc.	1,663	191
Service Properties Trust	69,391	492
Vornado Realty Trust	24,483	935
Weingarten Realty Investors	54,742	1,036
		6,345
Retail - Consumer Staples – 2.0%
Target Corp.	2,081	250
Walmart, Inc.	18,445	2,209
		2,459
Retail - Discretionary – 6.2%
Amazon.com, Inc.(1) *	1,408	3,885
Best Buy Co., Inc.	5,524	482
Home Depot (The), Inc.(1)	13,677	3,426
		7,793
Semiconductors – 5.8%
Intel Corp.(1)	11,179	669
Lam Research Corp.	3,968	1,283
Maxim Integrated Products, Inc.	5,960	361
QUALCOMM, Inc.	28,211	2,573
Texas Instruments, Inc.	19,357	2,458
		7,344
Software – 8.1%
Activision Blizzard, Inc.	18,645	1,415
Intuit, Inc.	3,822	1,132
Microsoft Corp.	27,761	5,650
Oracle Corp.	36,200	2,001
		10,198
Specialty Finance – 5.2%
American Express Co.	16,577	1,578
Mastercard, Inc., Class A(1)	7,619	2,253
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Specialty Finance – 5.2%continued
Navient Corp.	147,354	$1,036
Santander Consumer U.S.A. Holdings, Inc.	33,071	609
Visa, Inc., Class A	5,600	1,082
		6,558
Technology Services – 1.1%
Accenture PLC, Class A(1)	4,649	998
International Business Machines Corp.	3,481	421
		1,419
Telecom – 1.3%
AT&T, Inc.	18,185	550
Verizon Communications, Inc.	20,417	1,125
		1,675
Transportation Equipment – 0.8%
Cummins, Inc.	5,896	1,022
Utilities – 4.3%
Exelon Corp.	27,105	984
FirstEnergy Corp.	13,387	519
Hawaiian Electric Industries, Inc.	11,400	411
NRG Energy, Inc.	34,751	1,132
OGE Energy Corp.	26,562	806
PPL Corp.	18,456	477
Public Service Enterprise Group, Inc.	21,755	1,069
		5,398
Total Common Stocks
(Cost $92,322)		125,313

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(2) (3)	512,109	512
Total Investment Companies
(Cost $512)		512

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.47%, 7/16/20(4) (5)	$135	$135
	Total Short-Term Investments
	(Cost $135)	135

	Total Investments – 100.0%
	(Cost $92,969)	125,960
	Other Assets less Liabilities – 0.0%	1
	NET ASSETS – 100.0%	$125,961

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2020 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	4	$618	Long	09/20	$16
At June 30, 2020, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Accenture PLC, Exp. Date 7/17/2020, Strike Price $225.00	(23)	$(494)	$(2)
Alphabet, Inc., Exp. Date 7/17/2020, Strike Price $1,600.00	(16)	(2,269)	(1)
Amazon.com, Inc., Exp. Date 7/17/2020, Strike Price $3,000.00	(14)	(3,862)	(14)
Apple, Inc., Exp. Date 7/17/2020, Strike Price $400.00	(172)	(6,275)	(15)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Facebook, Inc., Exp. Date 7/17/2020, Strike Price $270.00	(22)	$(500)	$—*
Home Depot (The), Inc., Exp. Date 7/17/2020, Strike Price $270.00	(68)	(1,703)	(3)
Intel Corp., Exp. Date 7/17/2020, Strike Price $65.00	(55)	(329)	(1)
Mastercard, Inc., Exp. Date 7/17/2020, Strike Price $330.00	(38)	(1,124)	(1)
Total Written Options Contracts			$(37)
(Premiums Received (000s) $55)

*	Amounts round to less than a thousand.
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.6%
Consumer Discretionary	8.7
Consumer Staples	8.7
Energy	3.5
Financials	10.5
Health Care	12.3
Industrials	6.4
Information Technology	30.4
Materials	1.7
Real Estate	5.1
Utilities	5.1
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

Schedule of Investments
INCOME EQUITY FUND continued	June 30, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$125,313	$—	$—	$125,313
Investment Companies	512	—	—	512
Short-Term Investments	—	135	—	135
Total Investments	$125,825	$135	$—	$125,960
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$—	$—	$16
Liabilities
Written Options	(37)	—	—	(37)
Total Other Financial Instruments	$(21)	$—	$—	$(21)

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,766	$6,380	$7,634	$1	$512	512,109
EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERNATIONAL EQUITY FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8%(1)
Australia – 5.3%
AGL Energy Ltd.	12,635	$149
ASX Ltd.	2,236	132
Aurizon Holdings Ltd.	107,439	366
AusNet Services	93,653	108
Australia & New Zealand Banking Group Ltd.	75,346	975
BHP Group Ltd.	14,191	352
Coca-Cola Amatil Ltd.	3,195	19
CSL Ltd.	1,588	315
Fortescue Metals Group Ltd.	108,297	1,039
Harvey Norman Holdings Ltd.	249,025	614
Lendlease Group	18,807	162
Santos Ltd.	70,528	259
Telstra Corp. Ltd.	246,392	533
		5,023
Austria – 1.2%
ANDRITZ A.G.*	5,187	189
OMV A.G.*	7,695	257
Raiffeisen Bank International A.G.	37,116	660
		1,106
Belgium – 1.2%
Ageas S.A./N.V.	5,989	212
Colruyt S.A.	5,184	285
Proximus S.A.DP	24,541	500
UCB S.A.	1,462	169
		1,166
Canada – 8.8%
Alimentation Couche-Tard, Inc., Class B	23,917	750
AltaGas Ltd.	10,867	125
Atco Ltd., Class I	3,694	110
Barrick Gold Corp.	3,778	102
Canadian Apartment Properties REIT	9,425	337
Canadian Imperial Bank of Commerce	3,967	265
Canadian Natural Resources Ltd.	26,465	459
Canadian Pacific Railway Ltd.	2,833	721
Canadian Tire Corp. Ltd., Class A	795	69
CGI, Inc.*	6,213	391
CI Financial Corp.	79,676	1,014
Constellation Software, Inc.	23	26
Fortis, Inc.	465	18
Hydro One Ltd.(2)	7,242	136
iA Financial Corp., Inc.	18,873	632
Kinross Gold Corp.*	124,107	896
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Canada – 8.8%continued
Manulife Financial Corp.	67,286	$915
National Bank of Canada	7,511	340
Quebecor, Inc., Class B	2,160	46
TC Energy Corp.	22,773	973
Thomson Reuters Corp.	1,268	86
		8,411
China – 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	805,000	538
Denmark – 2.1%
Carlsberg A/S, Class B	6,133	810
Novo Nordisk A/S, Class B	1,882	122
Orsted A/S(2)	319	37
Pandora A/S	11,399	619
Vestas Wind Systems A/S	3,823	389
		1,977
Finland – 1.5%
Fortum OYJ	7,240	138
Orion OYJ, Class B	8,362	404
UPM-Kymmene OYJ	30,606	883
		1,425
France – 9.1%
BNP Paribas S.A.*	27,171	1,077
Capgemini S.E.	7,901	904
Cie de Saint-Gobain*	2,203	79
Cie Generale des Etablissements Michelin S.C.A.	7,301	756
Covivio	2,671	193
Dassault Aviation S.A.*	511	471
Engie S.A.*	2,973	37
Eutelsat Communications S.A.	31,537	291
Ingenico Group S.A.*	5,653	900
Kering S.A.	155	84
LVMH Moet Hennessy Louis Vuitton S.E.	2,918	1,278
Peugeot S.A.*	11,212	182
Sanofi	11,554	1,176
Schneider Electric S.E.	3,886	431
Sodexo S.A.	2,084	141
TOTAL S.A.	17,654	672
		8,672
Germany – 6.7%
adidas A.G.*	1,633	427
Allianz S.E. (Registered)	3,446	703
Aroundtown S.A.*	18,295	105

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Germany – 6.7%continued
Brenntag A.G.	7,836	$411
Deutsche Post A.G. (Registered)*	7,983	291
E.ON S.E.	5,016	56
Evonik Industries A.G.	32,061	812
Merck KGaA	7,663	888
RWE A.G.	7,277	255
SAP S.E.	10,838	1,509
Siemens A.G. (Registered)	968	114
Siemens Healthineers A.G.(2)	13,646	654
Uniper S.E.	5,035	162
		6,387
Hong Kong – 2.8%
BOC Hong Kong Holdings Ltd.	254,281	807
CK Asset Holdings Ltd.	134,378	799
CK Hutchison Holdings Ltd.	32,234	207
CK Infrastructure Holdings Ltd.	9,877	51
CLP Holdings Ltd.	2,382	23
Hong Kong & China Gas Co. Ltd.	19,532	30
Link REIT	7,258	59
Sun Hung Kai Properties Ltd.	1,130	15
WH Group Ltd.(2)	792,950	681
		2,672
Israel – 1.4%
Bank Leumi Le-Israel B.M.	23,484	118
Check Point Software Technologies Ltd.*	7,414	797
ICL Group Ltd.	117,015	348
Mizrahi Tefahot Bank Ltd.	1,742	33
		1,296
Italy – 2.0%
Enel S.p.A.	67,415	581
Intesa Sanpaolo S.p.A.*	194,564	372
Leonardo S.p.A.	5,584	37
Poste Italiane S.p.A.(2)	83,097	721
Snam S.p.A.	35,716	174
		1,885
Japan – 22.8%
ABC-Mart, Inc.	14,100	825
Alfresa Holdings Corp.	36,609	762
Asahi Group Holdings Ltd.	21,800	764
Astellas Pharma, Inc.	62,400	1,039
Bridgestone Corp.	21,510	692
Brother Industries Ltd.	38,922	701
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 22.8%continued
Central Japan Railway Co.	4,339	$672
Chubu Electric Power Co., Inc.	10,700	135
Daito Trust Construction Co. Ltd.	1,920	176
Daiwa House Industry Co. Ltd.	30,700	724
East Japan Railway Co.	5,200	360
FUJIFILM Holdings Corp.	1,000	43
Hitachi Ltd.	16,200	511
Honda Motor Co. Ltd.	7,700	197
Hoya Corp.	2,500	239
Iida Group Holdings Co. Ltd.	5,800	89
ITOCHU Corp.	45,027	970
Japan Airlines Co. Ltd.	3,600	65
Kajima Corp.	3,600	43
Kamigumi Co. Ltd.	28,000	549
Kansai Electric Power (The) Co., Inc.	1,000	10
KDDI Corp.	36,019	1,080
Kurita Water Industries Ltd.	4,000	111
Marubeni Corp.	16,500	75
Medipal Holdings Corp.	11,700	225
Mitsubishi Chemical Holdings Corp.	30,000	175
Mitsubishi Corp.	4,300	90
Mitsubishi Gas Chemical Co., Inc.	14,200	215
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,300	91
Mitsui & Co. Ltd.	14,000	207
Nexon Co. Ltd.	2,700	61
Nippon Telegraph & Telephone Corp.	1,534	36
Nitto Denko Corp.	4,100	232
Nomura Real Estate Holdings, Inc.	3,700	69
NTT DOCOMO, Inc.	36,600	976
Obayashi Corp.	30,700	287
ORIX Corp.	19,000	234
Otsuka Corp.	14,700	774
Resona Holdings, Inc.	121,400	414
Sekisui House Ltd.	5,000	95
Subaru Corp.	15,900	331
Sumitomo Heavy Industries Ltd.	11,400	248
Sumitomo Mitsui Financial Group, Inc.	39,100	1,100
Sundrug Co. Ltd.	6,000	198
Suntory Beverage & Food Ltd.	15,176	592
Tokyo Electric Power Co. Holdings, Inc.*	36,100	111
Tokyo Electron Ltd.	4,300	1,055
Toppan Printing Co. Ltd.	30,700	512

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Japan – 22.8%continued
Tosoh Corp.	54,144	$738
Toyota Motor Corp.	28,400	1,782
		21,680
Macau – 0.3%
Sands China Ltd.	63,430	248
Wynn Macau Ltd.	38,156	67
		315
Netherlands – 3.4%
ABN AMRO Bank N.V. - C.V.A.(2)	29,748	255
ASML Holding N.V.	605	222
EXOR N.V.	3,187	182
Koninklijke Ahold Delhaize N.V.	36,908	1,005
Randstad N.V.	6,783	302
Royal Dutch Shell PLC, Class B	84,044	1,272
		3,238
New Zealand – 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	19,121	442
Mercury NZ Ltd.	20,773	63
		505
Norway – 0.5%
DNB ASA*	35,238	466
Portugal – 0.2%
EDP - Energias de Portugal S.A.	39,925	190
Singapore – 1.3%
DBS Group Holdings Ltd.	21,800	326
Singapore Exchange Ltd.	14,300	86
United Overseas Bank Ltd.	57,957	843
		1,255
Spain – 1.3%
ACS Actividades de Construccion y Servicios S.A.	23,787	598
Banco Bilbao Vizcaya Argentaria S.A.	6,737	23
Enagas S.A.	5,880	143
Iberdrola S.A.	31,136	361
Naturgy Energy Group S.A.	7,463	139
		1,264
Sweden – 3.8%
Essity AB, Class B*	3,393	109
Hennes & Mauritz AB, Class B	25,570	370
Investor AB, Class B	14,122	744
Sandvik AB*	18,008	336
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
Sweden – 3.8%continued
Skandinaviska Enskilda Banken AB, Class A*	92,807	$803
Skanska AB, Class B*	29,711	603
SKF AB, Class B	24,915	462
Volvo AB, Class B*	9,141	143
		3,570
Switzerland – 8.1%
Adecco Group A.G. (Registered)	16,155	757
LafargeHolcim Ltd. (Registered)*	9,230	403
Nestle S.A. (Registered)	18,972	2,096
Novartis A.G. (Registered)	13,456	1,169
Roche Holding A.G. (Genusschein)	7,255	2,512
Swisscom A.G. (Registered)	1,512	791
		7,728
United Kingdom – 12.9%
3i Group PLC	73,703	759
Anglo American PLC	42,551	984
BAE Systems PLC	93,240	558
Barratt Developments PLC	31,183	191
Berkeley Group Holdings (The) PLC	11,550	595
British American Tobacco PLC	26,051	1,001
BT Group PLC	218,309	308
Direct Line Insurance Group PLC	85,765	288
Fiat Chrysler Automobiles N.V.*	45,098	452
GlaxoSmithKline PLC	75,533	1,530
Imperial Brands PLC	26,642	507
Legal & General Group PLC	296,493	810
Meggitt PLC	103,960	379
National Grid PLC	23,771	291
Persimmon PLC*	9,267	262
Rio Tinto PLC	8,911	501
Segro PLC	2,125	24
Smith & Nephew PLC	6,865	128
SSE PLC	9,714	164
Standard Chartered PLC	70,032	381
Standard Life Aberdeen PLC	21,050	70
Tesco PLC	38,865	110
Unilever N.V.	34,033	1,805
United Utilities Group PLC	12,850	145
Wm Morrison Supermarkets PLC	22,182	52
		12,295

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY FUNDS

Schedule of Investments
INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.8% (1)continued
United States – 0.0%
Bausch Health Cos., Inc.*	1,701	$31
Total Common Stocks
(Cost $100,039)		93,095

PREFERRED STOCKS – 0.1%(1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.20%(3)	1,355	126
Total Preferred Stocks
(Cost $117)		126

RIGHTS – 0.1%(1)
Spain – 0.1%
ACS Actividades de Construccion y Servicios S.A.*	23,787	37
Total Rights
(Cost $37)		37

INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(4) (5)	350,018	350
Total Investment Companies
(Cost $350)		350

Total Investments – 98.4%
(Cost $100,543)		93,608
Other Assets less Liabilities – 1.6%		1,547
Net Assets – 100.0%		$95,155

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2020 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Euro Stoxx 50 (Euro)	22	$797	Long	9/20	$11
FTSE 100 Index (British Pound)	4	305	Long	9/20	(1)
S&P/TSX 60 Index (Canadian Dollar)	1	137	Long	9/20	(1)
SPI 200 Index (Australian Dollar)	2	203	Long	9/20	3
Yen Denominated Nikkei 225 (Japanese Yen)	4	413	Long	9/20	3
Total					$15
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.0%
Consumer Discretionary	11.1
Consumer Staples	11.7
Energy	4.2
Financials	18.1
Health Care	12.7
Industrials	13.6
Information Technology	8.4
Materials	8.2
Real Estate	2.8
Utilities	4.2
Total	100.0%

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.4%
Japanese Yen	23.3
British Pound	12.1
Canadian Dollar	9.1
Swiss Franc	8.3
Australian Dollar	5.4
All other currencies less than 5%	13.4
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2020 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$8,411	$—	$—	$8,411
Israel	797	499	—	1,296
United States	31	—	—	31
All Other Countries(1)	—	83,357	—	83,357
Total Common Stocks	9,239	83,856	—	93,095
Preferred Stocks	—	126	—	126
Rights	37	—	—	37
Investment Companies	350	—	—	350
Total Investments	$9,626	$83,982	$—	$93,608
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$17	$—	$—	$17
Liabilities
Futures Contracts	(2)	—	—	(2)
Total Other Financial Instruments	$15	$—	$—	$15

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,535	$10,919	$12,104	$7	$350	350,018
NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 2.3%
Huntington Ingalls Industries, Inc.	6,712	$1,171
Lockheed Martin Corp.	5,138	1,875
Raytheon Technologies Corp.	23,656	1,458
		4,504
Automotive – 0.1%
Gentex Corp.	8,212	212
Banking – 3.5%
Bank of America Corp.	102,275	2,429
Citigroup, Inc.	42,374	2,165
Citizens Financial Group, Inc.	42	1
JPMorgan Chase & Co.	16,348	1,538
Regions Financial Corp.	49,091	546
Wells Fargo & Co.	12,305	315
		6,994
Biotechnology & Pharmaceuticals – 7.3%
AbbVie, Inc.	10,736	1,054
Amgen, Inc.	9,522	2,246
Biogen, Inc.*	4,762	1,274
Bristol-Myers Squibb Co.	13,781	810
Eli Lilly and Co.	13,687	2,247
Gilead Sciences, Inc.	4,106	316
Johnson & Johnson	26,032	3,661
Merck & Co., Inc.	33,390	2,582
Pfizer, Inc.	10,454	342
		14,532
Chemicals – 1.1%
3M Co.	809	126
Celanese Corp.	11,820	1,021
LyondellBasell Industries N.V., Class A	6,563	431
PPG Industries, Inc.	4,924	522
		2,100
Commercial Services – 1.0%
H&R Block, Inc.	55,930	799
ManpowerGroup, Inc.	2,739	188
Robert Half International, Inc.	19,053	1,007
		1,994
Construction Materials – 0.7%
Carlisle Cos., Inc.	8,306	994
Eagle Materials, Inc.	6,197	435
		1,429
Consumer Products – 5.0%
Altria Group, Inc.	13,268	521
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Consumer Products – 5.0%continued
Campbell Soup Co.	10,168	$505
Coca-Cola (The) Co.	7,769	347
General Mills, Inc.	18,051	1,113
Herbalife Nutrition Ltd.*	165	7
Hershey (The) Co.	3,293	427
Kimberly-Clark Corp.	9,787	1,383
PepsiCo, Inc.	15,787	2,088
Philip Morris International, Inc.	24,105	1,689
Procter & Gamble (The) Co.	16,104	1,925
		10,005
Containers & Packaging – 0.1%
International Paper Co.	5,240	185
Design, Manufacturing & Distribution – 0.1%
SYNNEX Corp.	2,050	246
Distributors - Consumer Staples – 0.4%
Sysco Corp.	12,990	710
Electrical Equipment – 1.5%
Emerson Electric Co.	18,695	1,160
Hubbell, Inc.	9,482	1,189
Johnson Controls International PLC	20,314	693
		3,042
Gaming, Lodging & Restaurants – 0.6%
Domino's Pizza, Inc.	593	219
Starbucks Corp.	1,632	120
Wyndham Destinations, Inc.	30,382	856
		1,195
Hardware – 8.6%
Apple, Inc.	36,154	13,189
Cisco Systems, Inc.	57,184	2,667
HP, Inc.	40,101	699
Seagate Technology PLC	2,339	113
Zebra Technologies Corp., Class A*	1,285	329
		16,997
Health Care Facilities & Services – 3.5%
AmerisourceBergen Corp.	12,352	1,245
Charles River Laboratories International, Inc.*	2,167	378
DaVita, Inc.*	2,065	163
Humana, Inc.	4,262	1,653
McKesson Corp.	6,906	1,059
UnitedHealth Group, Inc.	8,055	2,376
		6,874

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Home & Office Products – 1.9%
Masco Corp.	23,937	$1,202
NVR, Inc.*	467	1,522
PulteGroup, Inc.	27,869	948
Snap-on, Inc.	551	76
		3,748
Industrial Services – 0.2%
W.W. Grainger, Inc.	1,240	390
Institutional Financial Services – 2.8%
Goldman Sachs Group (The), Inc.	8,404	1,661
Jefferies Financial Group, Inc.	46,390	721
Morgan Stanley	39,950	1,930
State Street Corp.	19,016	1,208
		5,520
Insurance – 2.9%
Allstate (The) Corp.	3,591	348
American International Group, Inc.	10,074	314
Assured Guaranty Ltd.	35,887	876
Berkshire Hathaway, Inc., Class B*	9,527	1,701
Equitable Holdings, Inc.	57,242	1,104
MetLife, Inc.	38,586	1,409
		5,752
Iron & Steel – 0.6%
Reliance Steel & Aluminum Co.	12,350	1,172
Steel Dynamics, Inc.	1,377	36
		1,208
Leisure Products – 0.3%
Polaris, Inc.	7,295	675
Machinery – 0.2%
Dover Corp.	3,405	329
Media – 7.6%
Alphabet, Inc., Class A*	5,309	7,528
Comcast Corp., Class A	8,942	348
Facebook, Inc., Class A*	17,995	4,086
Interpublic Group of (The) Cos., Inc.	52,714	905
Netflix, Inc.*	1,854	844
Omnicom Group, Inc.	18,992	1,037
Walt Disney (The) Co.	2,823	315
		15,063
Medical Equipment & Devices – 3.5%
Abbott Laboratories	10,595	969
Baxter International, Inc.	15,289	1,316
Edwards Lifesciences Corp.*	12,098	836
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Medical Equipment & Devices – 3.5%continued
IDEXX Laboratories, Inc.*	1,860	$614
Medtronic PLC	23,143	2,122
Mettler-Toledo International, Inc.*	153	123
Stryker Corp.	693	125
Waters Corp.*	4,193	757
		6,862
Oil, Gas & Coal – 3.3%
Chevron Corp.	25,937	2,314
ConocoPhillips	47,690	2,004
Exxon Mobil Corp.	4,495	201
Helmerich & Payne, Inc.	25,938	506
HollyFrontier Corp.	17,865	522
Valero Energy Corp.	16,051	944
		6,491
Passenger Transportation – 0.5%
Southwest Airlines Co.	28,910	988
Real Estate – 0.5%
CBRE Group, Inc., Class A*	20,326	919
Real Estate Investment Trusts – 2.8%
Brixmor Property Group, Inc.	10,306	132
Equity Commonwealth	33,506	1,079
Gaming and Leisure Properties, Inc.	54,786	1,896
Host Hotels & Resorts, Inc.	40,411	436
Kimco Realty Corp.	4,938	63
Lamar Advertising Co., Class A	12,057	805
Weingarten Realty Investors	56,014	1,060
		5,471
Retail - Consumer Staples – 2.0%
Costco Wholesale Corp.	36	11
Target Corp.	13,836	1,659
Walmart, Inc.	19,536	2,340
		4,010
Retail - Discretionary – 7.4%
Amazon.com, Inc.*	2,932	8,089
AutoZone, Inc.*	1,113	1,256
Best Buy Co., Inc.	17,596	1,536
eBay, Inc.	36,151	1,896
Home Depot (The), Inc.	4,537	1,136
Lowe's Cos., Inc.	5,316	718
		14,631
Semiconductors – 4.6%
Applied Materials, Inc.	30,069	1,818

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY FUNDS

Schedule of Investments
LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Semiconductors – 4.6%continued
Intel Corp.	53,988	$3,230
KLA Corp.	3,739	727
Lam Research Corp.	5,609	1,814
Texas Instruments, Inc.	11,956	1,518
		9,107
Software – 9.1%
Adobe, Inc.*	412	179
Citrix Systems, Inc.	5,536	819
Electronic Arts, Inc.*	10,369	1,369
Intuit, Inc.	913	271
Microsoft Corp.	65,621	13,355
Oracle Corp.	38,632	2,135
		18,128
Specialty Finance – 2.4%
Ally Financial, Inc.	3,071	61
Capital One Financial Corp.	21,304	1,333
Mastercard, Inc., Class A	2,619	775
Navient Corp.	41,948	295
Visa, Inc., Class A	6,733	1,301
Western Union (The) Co.	48,905	1,057
		4,822
Technology Services – 3.9%
Accenture PLC, Class A	11,413	2,451
Amdocs Ltd.	18,599	1,132
Booz Allen Hamilton Holding Corp.	5,250	408
CDW Corp.	1,241	144
Cognizant Technology Solutions Corp., Class A	5,453	310
International Business Machines Corp.	16,466	1,989
Leidos Holdings, Inc.	13,687	1,282
		7,716
Telecom – 2.3%
AT&T, Inc.	86,647	2,619
Verizon Communications, Inc.	36,532	2,014
		4,633
Transportation & Logistics – 0.2%
Landstar System, Inc.	3,043	342
Transportation Equipment – 0.7%
Cummins, Inc.	8,430	1,461
Utilities – 2.8%
AES (The) Corp.	66,556	964
Ameren Corp.	15,157	1,067
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Utilities – 2.8%continued
Edison International	954	$52
Entergy Corp.	189	18
Exelon Corp.	32,033	1,162
FirstEnergy Corp.	29,846	1,157
NRG Energy, Inc.	11,679	380
Public Service Enterprise Group, Inc.	16,011	787
		5,587
Total Common Stocks
(Cost $144,217)		194,872

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(1) (2)	2,872,590	2,873
Total Investment Companies
(Cost $2,873)		2,873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.08%, 7/16/20(3) (4)	$415	$415
	Total Short-Term Investments
	(Cost $414)	415

	Total Investments – 99.9%
	(Cost $147,504)	198,160
	Other Assets less Liabilities – 0.1%	156
	NET ASSETS – 100.0%	$198,316

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	22	$3,399,220	Long	9/20	$(1,032)
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	11.1
Consumer Staples	6.7
Energy	3.3
Financials	10.2
Health Care	14.5
Industrials	7.5
Information Technology	27.7
Materials	2.0
Real Estate	3.3
Utilities	2.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$194,872	$—	$—	$194,872
Investment Companies	2,873	—	—	2,873
Short-Term Investments	—	415	—	415
Total Investments	$197,745	$415	$—	$198,160
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,032)	$—	$—	$(1,032)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,974	$5,626	$5,727	$1	$2,873	2,872,590
NORTHERN FUNDS QUARTERLY REPORT     13    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Aerospace & Defense – 0.5%
Howmet Aerospace, Inc.	8,325	$132
Raytheon Technologies Corp.	1,422	88
Textron, Inc.	710	23
		243
Apparel & Textile Products – 0.4%
Hanesbrands, Inc.	16,348	184
Asset Management – 0.1%
Affiliated Managers Group, Inc.	950	71
Automotive – 1.2%
BorgWarner, Inc.	3,034	107
Gentex Corp.	10,574	273
ITT, Inc.	396	23
Lear Corp.	2,055	224
		627
Banking – 8.2%
Bank of America Corp.	49,085	1,166
Citigroup, Inc.	17,400	889
First Citizens BancShares, Inc., Class A	656	266
JPMorgan Chase & Co.	10,313	970
M&T Bank Corp.	2,838	295
PNC Financial Services Group (The), Inc.	1,032	109
Popular, Inc.	5,766	214
US Bancorp	5,034	185
Wells Fargo & Co.	3,723	95
		4,189
Biotechnology & Pharmaceuticals – 5.5%
Johnson & Johnson	11,777	1,656
Mylan N.V.*	1,806	29
Pfizer, Inc.	35,239	1,152
		2,837
Chemicals – 2.5%
CF Industries Holdings, Inc.	6,739	190
Dow, Inc.	13,280	541
Eastman Chemical Co.	4,091	285
Huntsman Corp.	9,536	171
LyondellBasell Industries N.V., Class A	1,437	95
		1,282
Commercial Services – 0.8%
FTI Consulting, Inc.*	1,250	143
ManpowerGroup, Inc.	3,826	263
		406
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Construction Materials – 1.0%
Carlisle Cos., Inc.	1,963	$235
MDU Resources Group, Inc.	12,041	267
		502
Consumer Products – 4.9%
Campbell Soup Co.	5,391	268
General Mills, Inc.	10,404	641
J M Smucker (The) Co.	1,584	168
Procter & Gamble (The) Co.	9,077	1,085
TreeHouse Foods, Inc.*	6,104	267
Tyson Foods, Inc., Class A	1,401	84
		2,513
Containers & Packaging – 1.0%
International Paper Co.	8,547	301
Sonoco Products Co.	3,781	198
		499
Distributors - Consumer Staples – 1.1%
Archer-Daniels-Midland Co.	9,909	396
Bunge Ltd.	3,510	144
		540
Electrical Equipment – 5.2%
Acuity Brands, Inc.	1,113	107
Amphenol Corp., Class A	3,040	291
Eaton Corp. PLC	7,159	626
Emerson Electric Co.	7,493	465
General Electric Co.	12,511	85
Hubbell, Inc.	2,241	281
Johnson Controls International PLC	13,320	455
Trane Technologies PLC	4,272	380
		2,690
Engineering & Construction Services – 0.7%
AECOM*	1,819	68
Jacobs Engineering Group, Inc.	3,395	288
		356
Gaming, Lodging & Restaurants – 0.3%
Hyatt Hotels Corp., Class A	3,242	163
Hardware – 1.4%
Cisco Systems, Inc.	14,810	691
Zebra Technologies Corp., Class A*	140	36
		727
Health Care Facilities & Services – 2.9%
Anthem, Inc.	1,008	265
Cigna Corp.	815	153

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Health Care Facilities & Services – 2.9%continued
CVS Health Corp.	3,906	$254
Humana, Inc.	1,465	568
IQVIA Holdings, Inc.*	59	8
Laboratory Corp. of America Holdings*	19	3
Universal Health Services, Inc., Class B	2,593	241
		1,492
Home & Office Products – 3.3%
Fortune Brands Home & Security, Inc.	4,468	286
Lennar Corp., Class A	5,111	315
Newell Brands, Inc.	17,408	276
NVR, Inc.*	79	258
PulteGroup, Inc.	7,136	243
Snap-on, Inc.	421	58
Whirlpool Corp.	2,140	277
		1,713
Industrial Services – 1.1%
HD Supply Holdings, Inc.*	8,002	277
MSC Industrial Direct Co., Inc., Class A	3,673	268
		545
Institutional Financial Services – 4.0%
Bank of New York Mellon (The) Corp.	14,289	553
Goldman Sachs Group (The), Inc.	3,771	745
Jefferies Financial Group, Inc.	2,005	31
Morgan Stanley	14,533	702
		2,031
Insurance – 4.7%
Aflac, Inc.	7,836	282
Assured Guaranty Ltd.	7,061	172
Berkshire Hathaway, Inc., Class B*	2,752	491
Chubb Ltd.	39	5
Globe Life, Inc.	3,831	285
Hartford Financial Services Group (The), Inc.	4,009	155
Loews Corp.	6,943	238
MetLife, Inc.	13,768	503
White Mountains Insurance Group Ltd.	294	261
		2,392
Iron & Steel – 0.8%
Reliance Steel & Aluminum Co.	2,918	277
Steel Dynamics, Inc.	5,581	146
		423
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Machinery – 0.2%
Oshkosh Corp.	1,525	$109
Media – 6.0%
Charter Communications, Inc., Class A*	543	277
Comcast Corp., Class A	29,073	1,133
Discovery, Inc., Class A*	12,346	260
Fox Corp., Class A	2,740	73
Interpublic Group of (The) Cos., Inc.	16,119	277
Liberty Media Corp.-Liberty SiriusXM, Class A*	396	14
Lions Gate Entertainment Corp., Class A*	14,035	104
Walt Disney (The) Co.	8,233	918
		3,056
Medical Equipment & Devices – 6.0%
Abbott Laboratories	9,312	851
Agilent Technologies, Inc.	5,058	447
Baxter International, Inc.	2,028	175
Becton Dickinson and Co.	1,462	350
Danaher Corp.	792	140
Medtronic PLC	10,345	949
Thermo Fisher Scientific, Inc.	478	173
		3,085
Oil, Gas & Coal – 4.2%
Chevron Corp.	2,420	216
Concho Resources, Inc.	898	46
Devon Energy Corp.	23,848	271
Exxon Mobil Corp.	13,090	585
Helmerich & Payne, Inc.	12,514	244
HollyFrontier Corp.	9,321	272
Marathon Petroleum Corp.	10,122	378
National Oilwell Varco, Inc.	12,231	150
		2,162
Passenger Transportation – 0.6%
Southwest Airlines Co.	9,103	311
Real Estate Investment Trusts – 4.1%
American Homes 4 Rent, Class A	10,309	277
AvalonBay Communities, Inc.	2,516	389
Cousins Properties, Inc.	2,374	71
Equity Residential	6,572	386
Highwoods Properties, Inc.	7,091	265
JBG SMITH Properties	6,690	198
Life Storage, Inc.	2,854	271

NORTHERN FUNDS QUARTERLY REPORT     15    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts – 4.1%continued
Weingarten Realty Investors	10,971	$208
Welltower, Inc.	520	27
		2,092
Retail - Consumer Staples – 4.5%
Kroger (The) Co.	13,843	469
Target Corp.	6,007	720
Walmart, Inc.	9,191	1,101
		2,290
Retail - Discretionary – 0.4%
Qurate Retail, Inc., Class A*	1,497	14
Williams-Sonoma, Inc.	2,419	199
		213
Semiconductors – 5.0%
Analog Devices, Inc.	868	106
Applied Materials, Inc.	918	56
Broadcom, Inc.	239	75
Intel Corp.	18,351	1,098
KLA Corp.	976	190
Lam Research Corp.	810	262
Maxim Integrated Products, Inc.	4,829	293
Microchip Technology, Inc.	524	55
Skyworks Solutions, Inc.	969	124
Teradyne, Inc.	2,987	252
Xilinx, Inc.	373	37
		2,548
Software – 0.7%
Cerner Corp.	2,913	200
SS&C Technologies Holdings, Inc.	3,211	181
		381
Specialty Finance – 2.8%
Ally Financial, Inc.	12,707	252
Capital One Financial Corp.	1,708	107
Fidelity National Information Services, Inc.	306	41
Jack Henry & Associates, Inc.	1,437	264
MGIC Investment Corp.	25,104	206
Santander Consumer U.S.A. Holdings, Inc.	12,237	225
SLM Corp.	23,469	165
Synchrony Financial	7,844	174
		1,434
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Technology Services – 3.2%
Accenture PLC, Class A	727	$156
Amdocs Ltd.	4,627	282
Cognizant Technology Solutions Corp., Class A	5,603	318
International Business Machines Corp.	5,950	719
Leidos Holdings, Inc.	58	5
Paychex, Inc.	1,843	140
		1,620
Telecom – 2.2%
AT&T, Inc.	18,994	574
CenturyLink, Inc.	13,650	137
Verizon Communications, Inc.	7,987	440
		1,151
Transportation & Logistics – 0.0%
Schneider National, Inc., Class B	135	3
Transportation Equipment – 1.0%
Cummins, Inc.	2,636	457
PACCAR, Inc.	618	46
		503
Utilities – 5.7%
CenterPoint Energy, Inc.	15,228	284
Consolidated Edison, Inc.	2,997	216
Duke Energy Corp.	58	5
Evergy, Inc.	5,034	298
Exelon Corp.	10,430	378
Hawaiian Electric Industries, Inc.	7,349	265
IDACORP, Inc.	3,080	269
National Fuel Gas Co.	3,378	142
OGE Energy Corp.	8,937	271
Pinnacle West Capital Corp.	2,115	155
PPL Corp.	12,461	322
Public Service Enterprise Group, Inc.	6,888	339
		2,944
Waste & Environment Services & Equipment – 0.5%
Pentair PLC	7,280	276
Total Common Stocks
(Cost $55,207)		50,603

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(1) (2)	506,813	$507
Total Investment Companies
(Cost $507)		507

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 1.47%, 7/16/20(3) (4)	$150	$150
	Total Short-Term Investments
	(Cost $150)	150

	Total Investments – 100.0%
	(Cost $55,864)	51,260
	Other Assets less Liabilities – 0.0%	9
	NET ASSETS – 100.0%	$51,269

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2020 is disclosed.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	4	$618	Long	9/20	$13
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.3%
Consumer Discretionary	6.4
Consumer Staples	9.1
Energy	4.3
Financials	19.4
Health Care	15.1
Industrials	11.4
Information Technology	11.2
Materials	4.4
Real Estate	4.1
Utilities	6.3
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$50,603	$—	$—	$50,603
Investment Companies	507	—	—	507
Short-Term Investments	—	150	—	150
Total Investments	$51,110	$150	$—	$51,260
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$—	$—	$13

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     17    EQUITY FUNDS

Schedule of Investments
LARGE CAP VALUE FUND continued	June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$776	$2,570	$2,839	$—*	$507	506,813

*	Amount rounds to less than one thousand.
EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SMALL CAP CORE FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%
Aerospace & Defense – 1.1%
AAR Corp.	8,688	$180
Aerojet Rocketdyne Holdings, Inc.*	14,794	587
AeroVironment, Inc.*	5,868	467
Astronics Corp.*	6,958	74
Astronics Corp., Class B*	3,668	35
Barnes Group, Inc.	11,984	474
Ducommun, Inc.*	3,306	115
Ituran Location and Control Ltd.	4,136	66
Kaman Corp.	5,448	227
Moog, Inc., Class A	9,117	483
National Presto Industries, Inc.	1,353	118
Park Aerospace Corp.	2,783	31
Smith & Wesson Brands, Inc.*	10,792	232
Spirit AeroSystems Holdings, Inc., Class A	22,148	530
Sturm Ruger & Co., Inc.	4,250	323
Woodward, Inc.	1,719	133
		4,075
Apparel & Textile Products – 1.0%
Capri Holdings Ltd.*	28,325	443
Crocs, Inc.*	15,605	575
Culp, Inc.	198	2
Deckers Outdoor Corp.*	5,447	1,070
Delta Apparel, Inc.*	8,061	98
Fossil Group, Inc.*	1,756	8
Kontoor Brands, Inc.	8,256	147
Movado Group, Inc.	3,336	36
Oxford Industries, Inc.	5,034	221
Rocky Brands, Inc.	4,550	93
Steven Madden Ltd.	16,871	416
Superior Group of Cos., Inc.	7,320	98
Unifi, Inc.*	692	9
Weyco Group, Inc.	3,278	71
Wolverine World Wide, Inc.	16,966	404
		3,691
Asset Management – 1.1%
Altisource Asset Management Corp.*	3,015	49
Apollo Investment Corp.	12,727	122
Artisan Partners Asset Management, Inc., Class A	10,027	326
Associated Capital Group, Inc., Class A	2,873	105
B Riley Financial, Inc.	1,755	38
Blucora, Inc.*	9,564	109
Boston Private Financial Holdings, Inc.	15,697	108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Asset Management – 1.1%continued
Cohen & Steers, Inc.	5,667	$386
Diamond Hill Investment Group, Inc.	963	109
Freedom Holding Corp.*	5,424	101
GAMCO Investors, Inc., Class A	5,150	69
Hamilton Lane, Inc., Class A	5,519	372
Kennedy-Wilson Holdings, Inc.	20,864	318
Legg Mason, Inc.	12,672	630
Pzena Investment Management, Inc., Class A	4,695	26
Rafael Holdings, Inc., Class B*	5,871	84
Safeguard Scientifics, Inc.	826	6
Siebert Financial Corp.*	919	5
Stifel Financial Corp.	12,811	608
StoneCastle Financial Corp.	3,697	59
Victory Capital Holdings, Inc., Class A	9,571	164
Virtus Investment Partners, Inc.	2,317	269
Waddell & Reed Financial, Inc., Class A	13,855	215
Westwood Holdings Group, Inc.	496	8
WisdomTree Investments, Inc.	4,100	14
		4,300
Automotive – 1.0%
Adient PLC*	17,670	290
American Axle & Manufacturing Holdings, Inc.*	7,181	55
Cooper Tire & Rubber Co.	15,420	426
Dana, Inc.	27,461	335
Delphi Technologies PLC*	11,697	166
Dorman Products, Inc.*	9,467	635
Gentherm, Inc.*	8,767	341
Goodyear Tire & Rubber (The) Co.	45,802	410
Methode Electronics, Inc.	7,359	230
Miller Industries, Inc.	8,446	251
Modine Manufacturing Co.*	2,602	14
Motorcar Parts of America, Inc.*	5,314	94
Standard Motor Products, Inc.	4,636	191
Tenneco, Inc., Class A*	3,500	27
Visteon Corp.*	5,291	362
		3,827
Banking – 8.5%
1st Source Corp.	5,460	194
Allegiance Bancshares, Inc.	4,097	104
Amalgamated Bank, Class A	6,269	79
American National Bankshares, Inc.	2,646	66
Ameris Bancorp	14,521	343

NORTHERN FUNDS QUARTERLY REPORT     19    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking – 8.5%continued
Ames National Corp.	2,547	$50
Arrow Financial Corp.	5,112	152
Atlantic Union Bankshares Corp.	16,996	394
Axos Financial, Inc.*	14,037	310
Banc of California, Inc.	6,661	72
BancFirst Corp.	4,585	186
Banco Latinoamericano de Comercio Exterior S.A., Class E	7,890	91
Bancorp (The), Inc.*	7,254	71
BancorpSouth Bank	19,847	451
Bank First Corp.	3,402	218
Bank of Hawaii Corp.	6,979	429
Bank of Marin Bancorp	3,682	123
Bank of NT Butterfield & Son (The) Ltd.	11,056	270
Bank of South Carolina Corp.	3,379	57
Bank7 Corp.	9,191	100
BankFinancial Corp.	1,816	15
Bankwell Financial Group, Inc.	6,780	108
Banner Corp.	8,821	335
Bar Harbor Bankshares	4,280	96
BCB Bancorp, Inc.	508	5
Berkshire Bancorp, Inc.*	121	1
Brookline Bancorp, Inc.	23,413	236
Bryn Mawr Bank Corp.	4,961	137
Burke & Herbert Bank & Trust Co.	20	35
C&F Financial Corp.	474	16
California First National Bancorp	1,583	24
Cambridge Bancorp	913	54
Camden National Corp.	4,006	138
Capital City Bank Group, Inc.	4,062	85
Capitol Federal Financial, Inc.	25,224	278
Cathay General Bancorp	16,356	430
CBTX, Inc.	3,800	80
Central Pacific Financial Corp.	675	11
Century Bancorp, Inc., Class A	4,752	369
Citizens & Northern Corp.	774	16
City Holding Co.	3,955	258
Columbia Banking System, Inc.	13,496	383
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	9,784	558
Community Financial (The) Corp.	3,403	83
Community Trust Bancorp, Inc.	2,985	98
ConnectOne Bancorp, Inc.	5,067	82
Customers Bancorp, Inc.*	7,370	89
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking – 8.5%continued
CVB Financial Corp.	23,812	$446
Dime Community Bancshares, Inc.	7,293	100
Eagle Bancorp, Inc.	6,851	224
Eagle Financial Services, Inc.	100	3
Enterprise Bancorp, Inc.	2,054	49
Enterprise Financial Services Corp.	5,591	174
Equity Bancshares, Inc., Class A*	3,473	61
ESSA Bancorp, Inc.	924	13
FB Financial Corp.	2,484	62
Financial Institutions, Inc.	7,690	143
First Bancorp	7,975	200
First Bancorp (The), Inc.	2,982	65
First Bancshares (The), Inc.	4,998	112
First Busey Corp.	11,676	218
First Commonwealth Financial Corp.	30,033	249
First Community Bankshares, Inc.	1,805	41
First Financial Bancorp	23,373	325
First Financial Bankshares, Inc.	30,003	867
First Financial Corp.	2,808	103
First Financial Northwest, Inc.	699	7
First Foundation, Inc.	5,394	88
First Internet Bancorp	1,689	28
First Interstate BancSystem, Inc., Class A	10,214	316
First Merchants Corp.	10,848	299
First Mid Bancshares, Inc.	37	1
First Northwest Bancorp	521	6
First of Long Island (The) Corp.	3,693	60
First Savings Financial Group, Inc.	3,176	138
First United Corp.	8,086	108
Flagstar Bancorp, Inc.	8,757	258
Flushing Financial Corp.	4,485	52
FNB Corp.	59,964	450
FS Bancorp, Inc.	116	4
Fulton Financial Corp.	29,705	313
German American Bancorp, Inc.	5,541	172
Glacier Bancorp, Inc.	15,879	560
Great Southern Bancorp, Inc.	5,209	210
Guaranty Federal Bancshares, Inc.	3,878	59
Hancock Whitney Corp.	17,373	368
Hanmi Financial Corp.	9,392	91
Hawthorn Bancshares, Inc.	1,371	27
Heartland Financial U.S.A., Inc.	6,005	201
Heritage Financial Corp.	8,439	169
Hilltop Holdings, Inc.	16,924	312

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking – 8.5%continued
Hingham Institution For Savings The	701	$118
Home Bancorp, Inc.	3,119	83
Home BancShares, Inc.	28,961	445
HomeStreet, Inc.	4,343	107
HomeTrust Bancshares, Inc.	1,363	22
Hope Bancorp, Inc.	22,785	210
IBERIABANK Corp.	11,660	531
Independent Bank Corp.	9,366	628
Independent Bank Group, Inc.	10,771	436
International Bancshares Corp.	12,763	409
Investar Holding Corp.	3,957	57
Investors Bancorp, Inc.	66,653	567
Kearny Financial Corp.	29,151	238
Kentucky First Federal Bancorp	724	5
Lake Shore Bancorp, Inc.	300	4
Lakeland Bancorp, Inc.	7,660	88
Lakeland Financial Corp.	4,918	229
Landmark Bancorp, Inc.	5,709	141
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,312	120
Meridian Bancorp, Inc.	14,919	173
Meta Financial Group, Inc.	11,612	211
Metropolitan Bank Holding Corp.*	200	6
MidWestOne Financial Group, Inc.	564	11
MSB Financial Corp.	2,431	27
NASB Financial, Inc.	4,183	164
National Bank Holdings Corp., Class A	7,956	215
National Bankshares, Inc.	1,783	51
NBT Bancorp, Inc.	10,910	336
Nicolet Bankshares, Inc.*	3,149	173
Northeast Community Bancorp, Inc.	897	7
Northfield Bancorp, Inc.	16,513	190
Northrim BanCorp, Inc.	2,996	75
Northwest Bancshares, Inc.	24,260	248
NorthWest Indiana Bancorp	700	23
Norwood Financial Corp.	2,880	71
OceanFirst Financial Corp.	9,688	171
OFG Bancorp	7,059	94
Ohio Valley Banc Corp.	757	17
Old National Bancorp	28,488	392
Old Second Bancorp, Inc.	2,655	21
Pacific Premier Bancorp, Inc.	12,068	262
Park National Corp.	3,093	218
Peapack-Gladstone Financial Corp.	4,327	81
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking – 8.5%continued
Penns Woods Bancorp, Inc.	150	$3
Peoples Bancorp, Inc.	4,293	91
Peoples Financial Corp.	236	2
Peoples Financial Services Corp.	420	16
People's Utah Bancorp	4,601	103
Preferred Bank	3,973	170
Premier Financial Bancorp, Inc.	6,811	87
Provident Bancorp, Inc.(1)	18	—
Provident Financial Services, Inc.	19,080	276
Prudential Bancorp, Inc.	1,050	13
QCR Holdings, Inc.	7,155	223
Renasant Corp.	12,493	311
Republic Bancorp, Inc., Class A	4,201	137
Republic First Bancorp, Inc.*	24,079	59
Sandy Spring Bancorp, Inc.	5,362	133
Seacoast Banking Corp. of Florida*	10,995	224
ServisFirst Bancshares, Inc.	13,308	476
Severn Bancorp, Inc.	1,292	8
Shore Bancshares, Inc.	691	8
Sierra Bancorp	823	16
Simmons First National Corp., Class A	14,914	255
South State Corp.	13,413	639
Southern BancShares NC, Inc.	5	16
Southern First Bancshares, Inc.*	4,663	129
Southern National Bancorp of Virginia, Inc.	669	6
Southside Bancshares, Inc.	5,136	142
Spirit of Texas Bancshares, Inc.*	4,794	59
Standard AVB Financial Corp.	947	22
Stock Yards Bancorp, Inc.	6,474	260
Texas Capital Bancshares, Inc.*	7,673	237
Tompkins Financial Corp.	4,208	273
Towne Bank	10,454	197
TriCo Bancshares	5,153	157
Triumph Bancorp, Inc.*	6,583	160
TrustCo Bank Corp. NY	9,135	58
Trustmark Corp.	13,142	322
UMB Financial Corp.	9,011	465
Union Bankshares, Inc.	5,883	110
United Bancorp, Inc.	498	6
United Bankshares, Inc.	19,350	535
United Community Banks, Inc.	15,574	313
Univest Financial Corp.	7,158	116
Valley National Bancorp	75,818	593

NORTHERN FUNDS QUARTERLY REPORT     21    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking – 8.5%continued
Veritex Holdings, Inc.	10,206	$181
Virginia National Bankshares Corp.	105	3
Washington Federal, Inc.	18,496	496
Washington Trust Bancorp, Inc.	3,313	108
Waterstone Financial, Inc.	3,803	56
WesBanco, Inc.	15,509	315
West BanCorp, Inc.	2,843	50
Westamerica BanCorp	6,293	361
Western New England Bancorp, Inc.	4,295	25
WSFS Financial Corp.	14,348	412
		32,642
Biotechnology & Pharmaceuticals – 10.5%
89bio, Inc.*	7,393	147
Abeona Therapeutics, Inc.*	1,200	4
Adamas Pharmaceuticals, Inc.*	7,666	20
ADMA Biologics, Inc.*	22,679	66
Adverum Biotechnologies, Inc.*	12,531	262
Aerie Pharmaceuticals, Inc.*	6,902	102
Akcea Therapeutics, Inc.*	6,780	93
Akebia Therapeutics, Inc.*	24,751	336
Akero Therapeutics, Inc.*	4,219	105
Akorn, Inc.*	15,028	4
Albireo Pharma, Inc.*	7,695	204
Alector, Inc.*	6,804	166
Altimmune, Inc.*	13,560	145
AMAG Pharmaceuticals, Inc.*	14,322	110
Amicus Therapeutics, Inc.*	64,019	965
Amneal Pharmaceuticals, Inc.*	36,053	172
Amphastar Pharmaceuticals, Inc.*	12,971	291
AnaptysBio, Inc.*	5,481	122
Anavex Life Sciences Corp.*	15,685	77
Anika Therapeutics, Inc.*	5,635	213
Anixa Biosciences, Inc.*	3,567	11
Apellis Pharmaceuticals, Inc.*	957	31
Applied Therapeutics, Inc.*	1,837	66
Aprea Therapeutics, Inc.*	3,767	146
Aravive, Inc.*	9,178	107
Arcturus Therapeutics Holdings, Inc.*	8,992	420
Arcus Biosciences, Inc.*	10,566	261
Ardelyx, Inc.*	9,450	65
Arena Pharmaceuticals, Inc.*	11,699	736
Arrowhead Pharmaceuticals, Inc.*	21,732	939
Arvinas, Inc.*	283	10
Assembly Biosciences, Inc.*	9,978	233
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals – 10.5%continued
Atara Biotherapeutics, Inc.*	12,001	$175
Athersys, Inc.*	30,354	84
Atreca, Inc., Class A*	4,447	95
Avrobio, Inc.*	4,520	79
Axsome Therapeutics, Inc.*	5,644	464
Baudax Bio, Inc.*	5,890	24
Beyond Air, Inc.*	15,066	109
Beyondspring, Inc.*	4,914	74
BioCryst Pharmaceuticals, Inc.*	17,291	82
BioDelivery Sciences International, Inc.*	2,711	12
BioSpecifics Technologies Corp.*	4,646	285
Bioxcel Therapeutics, Inc.*	9,922	526
Blueprint Medicines Corp.*	12,273	957
Bridgebio Pharma, Inc.*	692	23
Calithera Biosciences, Inc.*	2,212	12
Capricor Therapeutics, Inc.*	23,956	110
Cara Therapeutics, Inc.*	10,599	181
CASI Pharmaceuticals, Inc.*	38,269	96
Catabasis Pharmaceuticals, Inc.*	15,355	99
Catalyst Biosciences, Inc.*	17,739	104
Catalyst Pharmaceuticals, Inc.*	35,088	162
Centogene N.V.*	5,273	121
Champions Oncology, Inc.*	4,476	43
ChemoCentryx, Inc.*	7,251	417
China Biologic Products Holdings, Inc.*	5,242	536
Clovis Oncology, Inc.*	11,717	79
Coherus Biosciences, Inc.*	11,902	213
Collegium Pharmaceutical, Inc.*	16,050	281
Concert Pharmaceuticals, Inc.*	21,147	210
Corcept Therapeutics, Inc.*	30,380	511
CorMedix, Inc.*	3,231	20
Crinetics Pharmaceuticals, Inc.*	4,914	86
Cue Biopharma, Inc.*	4,219	103
Cumberland Pharmaceuticals, Inc.*	232	1
Cytokinetics, Inc.*	18,969	447
Deciphera Pharmaceuticals, Inc.*	2,542	152
DermTech, Inc.*	7,232	96
DiaMedica Therapeutics, Inc.*	15,625	108
Dicerna Pharmaceuticals, Inc.*	17,005	432
Dyadic International, Inc.*	16,724	145
Dynavax Technologies Corp.*	19,370	172
Eagle Pharmaceuticals, Inc.*	2,183	105
Editas Medicine, Inc.*	11,450	339

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals – 10.5%continued
Eiger BioPharmaceuticals, Inc.*	20,361	$195
Eloxx Pharmaceuticals, Inc.*	700	2
Emergent BioSolutions, Inc.*	10,694	846
Enanta Pharmaceuticals, Inc.*	5,645	283
Endo International PLC*	49,961	171
Epizyme, Inc.*	6,667	107
Esperion Therapeutics, Inc.*	5,608	288
Fate Therapeutics, Inc.*	15,015	515
FibroGen, Inc.*	20,175	818
Five Prime Therapeutics, Inc.*	4,000	24
Flexion Therapeutics, Inc.*	9,909	130
Frequency Therapeutics, Inc.*	4,163	97
Fulcrum Therapeutics, Inc.*	5,424	99
G1 Therapeutics, Inc.*	7,844	190
Galmed Pharmaceuticals Ltd.*	209	1
Geron Corp.*	7,700	17
GlycoMimetics, Inc.*	7,400	28
Gossamer Bio, Inc.*	8,136	106
Gritstone Oncology, Inc.*	5,765	38
Halozyme Therapeutics, Inc.*	18,177	487
Harpoon Therapeutics, Inc.*	6,027	100
Harrow Health, Inc.*	17,176	90
Heska Corp.*	5,016	467
Homology Medicines, Inc.*	10,502	160
IGM Biosciences, Inc.*	6,108	446
ImmuCell Corp.*	2,554	12
Immunic, Inc.*	7,940	96
ImmunoGen, Inc.*	15,996	74
Innoviva, Inc.*	27,817	389
Inovio Pharmaceuticals, Inc.*	12,374	334
Intellia Therapeutics, Inc.*	12,074	254
Intersect ENT, Inc.*	12,063	163
Intra-Cellular Therapies, Inc.*	13,585	349
Ironwood Pharmaceuticals, Inc.*	35,807	370
Kadmon Holdings, Inc.*	30,330	155
Kala Pharmaceuticals, Inc.*	7,533	79
Kaleido Biosciences, Inc.*	14,464	108
KalVista Pharmaceuticals, Inc.*	18,954	229
Karyopharm Therapeutics, Inc.*	9,181	174
Kindred Biosciences, Inc.*	8,662	39
Krystal Biotech, Inc.*	3,143	130
Kura Oncology, Inc.*	10,420	170
La Jolla Pharmaceutical Co.*	19,712	84
Lannett Co., Inc.*	16,884	123
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals – 10.5%continued
Lexicon Pharmaceuticals, Inc.*	3,400	$7
Ligand Pharmaceuticals, Inc.*	4,796	536
MacroGenics, Inc.*	11,173	312
Magenta Therapeutics, Inc.*	10,245	77
Mallinckrodt PLC*	9,730	26
Mannatech, Inc.	196	3
MediciNova, Inc.*	28,415	154
MeiraGTx Holdings PLC*	14,024	176
Merrimack Pharmaceuticals, Inc.	261	1
Merus N.V.*	12,819	206
Minerva Neurosciences, Inc.*	2,542	9
Mirati Therapeutics, Inc.*	262	30
Mirum Pharmaceuticals, Inc.*	5,575	109
Molecular Templates, Inc.*	14,114	195
Momenta Pharmaceuticals, Inc.*	14,360	478
Monopar Therapeutics, Inc.*	8,137	61
Morphic Holding, Inc.*	5,028	136
MyoKardia, Inc.*	8,204	793
Natural Alternatives International, Inc.*	729	5
Nature's Sunshine Products, Inc.*	6,487	58
Neoleukin Therapeutics, Inc.*	8,437	140
NeuroBo Pharmaceuticals, Inc.*	7,383	59
NextCure, Inc.*	8,027	172
Novavax, Inc.*	1,740	145
Ocular Therapeutix, Inc.*	395	3
Omeros Corp.*	15,976	235
Opiant Pharmaceuticals, Inc.*	10,218	91
Optinose, Inc.*	249	2
Oramed Pharmaceuticals, Inc.*	471	2
Otonomy, Inc.*	400	1
Oyster Point Pharma, Inc.*	3,465	100
Pacira BioSciences, Inc.*	11,698	614
Paratek Pharmaceuticals, Inc.*	12,084	63
PDL BioPharma, Inc.*	24,608	72
Portola Pharmaceuticals, Inc.*	13,920	250
Prestige Consumer Healthcare, Inc.*	12,573	472
Principia Biopharma, Inc.*	3,119	187
ProPhase Labs, Inc.	15,179	22
ProQR Therapeutics N.V.*	154	1
Protagonist Therapeutics, Inc.*	9,167	162
Protara Therapeutics, Inc.*	2,109	62
Prothena Corp. PLC*	9,356	98
Provention Bio, Inc.*	8,437	119
PTC Therapeutics, Inc.*	12,766	648

NORTHERN FUNDS QUARTERLY REPORT     23    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals – 10.5%continued
RAPT Therapeutics, Inc.*	5,123	$149
Recro Pharma, Inc.*	16,909	77
Relmada Therapeutics, Inc.*	2,109	94
Replimune Group, Inc.*	8,636	215
Retrophin, Inc.*	14,007	286
Revance Therapeutics, Inc.*	11,601	283
Rhythm Pharmaceuticals, Inc.*	9,410	210
Rocket Pharmaceuticals, Inc.*	631	13
Rockwell Medical, Inc.*	5,100	10
Sage Therapeutics, Inc.*	10,546	439
Sangamo Therapeutics, Inc.*	23,805	213
Satsuma Pharmaceuticals, Inc.*	3,384	97
Savara, Inc.*	3,800	9
Scholar Rock Holding Corp.*	6,027	110
scPharmaceuticals, Inc.*	12,806	94
Sierra Oncology, Inc.*	7,232	88
Sinovac Biotech Ltd.(2) *	1,587	5
Solid Biosciences, Inc.(1) *	61	—
Sorrento Therapeutics, Inc.*	29,292	184
Spero Therapeutics, Inc.*	6,768	92
SpringWorks Therapeutics, Inc.*	8,754	368
Stoke Therapeutics, Inc.*	7,058	168
Supernus Pharmaceuticals, Inc.*	10,089	240
Syndax Pharmaceuticals, Inc.*	6,027	89
Taro Pharmaceutical Industries Ltd.*	5,124	341
TCR2 Therapeutics, Inc.*	14,928	229
TG Therapeutics, Inc.*	15,315	298
Theravance Biopharma, Inc.*	10,661	224
TransMedics Group, Inc.*	10,153	182
Twist Bioscience Corp.*	8,000	362
Ultragenyx Pharmaceutical, Inc.*	13,402	1,048
UroGen Pharma Ltd.*	7,775	203
Urovant Sciences Ltd.*	9,191	90
USANA Health Sciences, Inc.*	2,397	176
Vanda Pharmaceuticals, Inc.*	10,878	124
Verrica Pharmaceuticals, Inc.*	6,397	70
Viking Therapeutics, Inc.*	2,948	21
Voyager Therapeutics, Inc.*	10,628	134
WaVe Life Sciences Ltd.*	5,408	56
Windtree Therapeutics, Inc.*	14,313	100
X4 Pharmaceuticals, Inc.*	11,601	108
XBiotech, Inc.*	7,081	97
Xencor, Inc.*	13,786	447
Xenon Pharmaceuticals, Inc.*	8,588	108
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals – 10.5%continued
XOMA Corp.*	8,798	$174
Y-mAbs Therapeutics, Inc.*	7,438	321
ZIOPHARM Oncology, Inc.*	35,901	118
Zymeworks, Inc.*	7,920	286
Zynerba Pharmaceuticals, Inc.*	16,896	57
		40,035
Chemicals – 2.2%
American Vanguard Corp.	4,066	56
Amyris, Inc.*	6,700	29
Balchem Corp.	6,686	634
Cabot Corp.	11,821	438
Codexis, Inc.*	10,165	116
Element Solutions, Inc.*	34,004	369
Ferro Corp.*	15,438	184
GCP Applied Technologies, Inc.*	9,944	185
H.B. Fuller Co.	13,390	597
Hawkins, Inc.	5,500	234
Haynes International, Inc.	2,409	56
Ingevity Corp.*	8,613	453
Innospec, Inc.	5,014	387
Koppers Holdings, Inc.*	11,179	211
Kraton Corp.*	8,439	146
Kronos Worldwide, Inc.	700	7
LSB Industries, Inc.(1) *	19	—
Lydall, Inc.*	148	2
Materion Corp.	7,197	442
Minerals Technologies, Inc.	7,964	374
Oil-Dri Corp. of America	3,144	109
Olin Corp.	29,078	334
Orion Engineered Carbons S.A.	8,880	94
Quaker Chemical Corp.	4,276	794
Rogers Corp.*	3,688	459
Sensient Technologies Corp.	9,304	485
Stepan Co.	5,067	492
Trinseo S.A.	10,592	235
Tronox Holdings PLC, Class A	6,864	50
WD-40 Co.	2,802	556
		8,528
Commercial Services – 3.0%
ABM Industries, Inc.	14,272	518
AMN Healthcare Services, Inc.*	10,869	492
ASGN, Inc.*	13,282	886
Barrett Business Services, Inc.	3,862	205

EQUITY FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Commercial Services – 3.0%continued
Brady Corp., Class A	10,646	$498
Brink's (The) Co.	10,081	459
CBIZ, Inc.*	23,591	566
Collectors Universe, Inc.	9,699	333
Computer Task Group, Inc.*	140	1
CorVel Corp.*	7,007	497
CRA International, Inc.	4,004	158
Cross Country Healthcare, Inc.*	16,073	99
Deluxe Corp.	7,479	176
Emerald Holding, Inc.	11,828	36
Ennis, Inc.	4,851	88
Forrester Research, Inc.*	6,555	210
Franklin Covey Co.*	4,998	107
FTI Consulting, Inc.*	8,061	923
GP Strategies Corp.*	1,059	9
Hackett Group (The), Inc.	10,164	138
Healthcare Services Group, Inc.	15,860	388
Heidrick & Struggles International, Inc.	6,671	144
HMS Holdings Corp.*	20,332	659
Huron Consulting Group, Inc.*	4,958	219
Information Services Group, Inc.*	11,200	23
Insperity, Inc.	7,709	499
Kelly Services, Inc., Class A	5,020	79
Kforce, Inc.	11,993	351
Korn Ferry	13,020	400
National Research Corp.	3,595	209
NV5 Global, Inc.*	4,029	205
Quad/Graphics, Inc.	254	1
R.R. Donnelley & Sons Co.(1)	1	—
R1 RCM, Inc.*	9,733	109
Resources Connection, Inc.	7,968	95
ShotSpotter, Inc.*	4,447	112
SP Plus Corp.*	4,601	95
TrueBlue, Inc.*	10,075	154
UniFirst Corp.	3,731	668
Vectrus, Inc.*	7,375	362
Viad Corp.	4,634	88
Where Food Comes From, Inc.*	1,100	2
Willdan Group, Inc.*	2,967	74
		11,335
Construction Materials – 1.0%
Advanced Drainage Systems, Inc.	10,440	516
Apogee Enterprises, Inc.	7,098	164
Boise Cascade Co.	8,865	333
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Construction Materials – 1.0%continued
Louisiana-Pacific Corp.	26,788	$687
Simpson Manufacturing Co., Inc.	10,922	921
Summit Materials, Inc., Class A*	27,409	441
UFP Industries, Inc.	13,652	676
United States Lime & Minerals, Inc.	1,432	121
US Concrete, Inc.*	3,245	80
		3,939
Consumer Products – 2.6%
Adecoagro S.A.*	1,368	6
Alico, Inc.	2,764	86
B&G Foods, Inc.	14,086	343
Bridgford Foods Corp.*	3,967	66
Cadiz, Inc.*	15,939	162
Cal-Maine Foods, Inc.*	7,853	349
Calyxt, Inc.*	12,014	59
Central Garden & Pet Co.*	200	7
Central Garden & Pet Co., Class A*	8,097	274
Clearwater Paper Corp.*	3,759	136
Coca-Cola Consolidated, Inc.	1,618	371
Darling Ingredients, Inc.*	36,524	899
Edgewell Personal Care Co.*	11,261	351
Farmer Bros. Co.*	6,514	48
Fresh Del Monte Produce, Inc.	4,379	108
Helen of Troy Ltd.*	5,751	1,084
Hostess Brands, Inc.*	25,419	311
Inter Parfums, Inc.	4,931	237
J & J Snack Foods Corp.	4,137	526
John B. Sanfilippo & Son, Inc.	1,445	123
Lancaster Colony Corp.	4,146	643
Landec Corp.*	3,108	25
MGP Ingredients, Inc.	3,510	129
Nathan's Famous, Inc.	1,531	86
National Beverage Corp.*	3,533	216
Nu Skin Enterprises, Inc., Class A	14,001	535
Phibro Animal Health Corp., Class A	9,732	256
Quanex Building Products Corp.	9,702	135
Sanderson Farms, Inc.	4,698	544
Seneca Foods Corp., Class A*	3,901	132
Simply Good Foods (The) Co.*	17,343	322
Spectrum Brands Holdings, Inc.	10,159	466
Tejon Ranch Co.*	8,274	119
Tootsie Roll Industries, Inc.	10,766	369
United-Guardian, Inc.	502	7

NORTHERN FUNDS QUARTERLY REPORT     25    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Consumer Products – 2.6%continued
Universal Corp.	5,861	$249
Vector Group Ltd.	9,438	95
		9,874
Consumer Services – 1.1%
Aaron's, Inc.	15,161	688
Adtalem Global Education, Inc.*	13,448	419
Afya Ltd., Class A*	17,929	420
American Public Education, Inc.*	5,419	160
Graham Holdings Co., Class B	975	334
K12, Inc.*	8,718	238
Medifast, Inc.	4,086	567
Perdoceo Education Corp.*	13,288	212
Regis Corp.*	9,180	75
Rent-A-Center, Inc.	9,876	275
Strategic Education, Inc.	5,057	777
WW International, Inc.*	8,121	206
		4,371
Containers & Packaging – 0.4%
Greif, Inc., Class A	5,160	178
Matthews International Corp., Class A	5,438	104
Myers Industries, Inc.	3,706	54
O-I Glass, Inc.	29,857	268
Silgan Holdings, Inc.	11,836	383
TriMas Corp.*	10,067	241
UFP Technologies, Inc.*	5,017	221
		1,449
Design, Manufacturing & Distribution – 0.4%
Benchmark Electronics, Inc.	11,604	250
Fabrinet*	8,353	521
Plexus Corp.*	6,346	448
Sanmina Corp.*	13,686	343
SYNNEX Corp.	1,358	163
		1,725
Distributors - Consumer Staples – 0.2%
Andersons (The), Inc.	4,233	58
Calavo Growers, Inc.	3,838	241
Chefs' Warehouse (The), Inc.*	1,600	22
Core-Mark Holding Co., Inc.	10,009	250
United Natural Foods, Inc.*	7,444	136
		707
Distributors - Discretionary – 0.4%
ePlus, Inc.*	7,814	552
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Distributors - Discretionary – 0.4%continued
G-III Apparel Group Ltd.*	8,353	$111
KAR Auction Services, Inc.	27,120	373
PC Connection, Inc.	8,438	391
ScanSource, Inc.*	4,877	118
Wayside Technology Group, Inc.	5,862	151
		1,696
Electrical Equipment – 2.0%
AAON, Inc.	8,650	470
Advanced Energy Industries, Inc.*	9,353	634
Alarm.com Holdings, Inc.*	6,539	424
Allied Motion Technologies, Inc.	2,967	105
Argan, Inc.	4,170	198
Atkore International Group, Inc.*	9,410	257
Badger Meter, Inc.	5,795	365
Bel Fuse, Inc., Class B	2,900	31
Belden, Inc.	7,560	246
Chase Corp.	2,616	268
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,329	75
ENGlobal Corp.*	6,300	6
Espey Mfg. & Electronics Corp.	1,497	26
FARO Technologies, Inc.*	4,656	250
Houston Wire & Cable Co.(1) *	139	—
IntriCon Corp.*	13,397	181
Itron, Inc.*	8,999	596
Kimball Electronics, Inc.*	5,454	74
Mesa Laboratories, Inc.	830	180
NL Industries, Inc.(1)	100	—
nLight, Inc.*	11,794	262
Novanta, Inc.*	8,524	910
OSI Systems, Inc.*	5,529	413
Powell Industries, Inc.	4,712	129
Preformed Line Products Co.	2,026	101
SMART Global Holdings, Inc.*	7,792	212
SPX Corp.*	11,024	454
Stoneridge, Inc.*	4,784	99
Transcat, Inc.*	4,255	110
Watts Water Technologies, Inc., Class A	6,222	504
		7,580
Engineering & Construction Services – 1.8%
Aegion Corp.*	7,212	114
Arcosa, Inc.	10,394	439
Comfort Systems U.S.A., Inc.	10,254	418

EQUITY FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Engineering & Construction Services – 1.8%continued
Dycom Industries, Inc.*	7,118	$291
EMCOR Group, Inc.	11,512	761
Exponent, Inc.	13,613	1,102
Fluor Corp.	25,425	307
Goldfield (The) Corp.*	6,800	25
Great Lakes Dredge & Dock Corp.*	4,201	39
IES Holdings, Inc.*	1,500	35
Installed Building Products, Inc.*	6,486	446
KBR, Inc.	27,763	626
Kratos Defense & Security Solutions, Inc.*	18,256	285
MasTec, Inc.*	14,637	657
Mistras Group, Inc.*	1,067	4
MYR Group, Inc.*	3,372	108
Primoris Services Corp.	7,275	129
Sterling Construction Co., Inc.*	3,867	40
TopBuild Corp.*	7,131	811
Tutor Perini Corp.*	2,100	26
VSE Corp.	3,090	97
Willscot Mobile Mini Holdings Corp.*	6,479	80
		6,840
Forest & Paper Products – 0.3%
Domtar Corp.	6,160	130
Neenah, Inc.	6,445	319
P H Glatfelter Co.	8,081	130
Resolute Forest Products, Inc.*	21,609	45
Schweitzer-Mauduit International, Inc.	9,398	314
Verso Corp., Class A	8,256	99
		1,037
Gaming, Lodging & Restaurants – 2.6%
BBQ Holdings, Inc.*	174	1
Biglari Holdings, Inc., Class B*	874	60
BJ's Restaurants, Inc.	5,356	112
Boyd Gaming Corp.	18,976	397
Brinker International, Inc.	5,700	137
Cannae Holdings, Inc.*	13,606	559
Carrols Restaurant Group, Inc.*	300	1
Cheesecake Factory (The), Inc.	8,465	194
Churchill Downs, Inc.	8,244	1,098
Chuy's Holdings, Inc.*	2,787	41
Cracker Barrel Old Country Store, Inc.	5,175	574
Dave & Buster's Entertainment, Inc.	11,600	155
Denny's Corp.*	15,633	158
Dine Brands Global, Inc.	2,254	95
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Gaming, Lodging & Restaurants – 2.6%continued
El Pollo Loco Holdings, Inc.(1) *	15	$—
Eldorado Resorts, Inc.*	11,518	461
Everi Holdings, Inc.*	12,281	63
Extended Stay America, Inc.	30,932	346
Fiesta Restaurant Group, Inc.*	1,356	9
Flanigan's Enterprises, Inc.*	3,073	46
Golden Entertainment, Inc.*	1,711	15
Hilton Grand Vacations, Inc.*	14,989	293
International Game Technology PLC	19,749	176
Jack in the Box, Inc.	4,475	332
Marriott Vacations Worldwide Corp.	8,906	732
Monarch Casino & Resort, Inc.*	947	32
Papa John's International, Inc.	7,548	599
Penn National Gaming, Inc.*	26,527	810
Red Lion Hotels Corp.*	1,115	3
Red Robin Gourmet Burgers, Inc.*	5,387	55
Red Rock Resorts, Inc., Class A	9,486	104
Ruth's Hospitality Group, Inc.	3,095	25
Scientific Games Corp.*	8,646	134
Shake Shack, Inc., Class A*	4,957	263
Texas Roadhouse, Inc.	16,784	882
Wingstop, Inc.	5,779	803
		9,765
Hardware – 2.0%
3D Systems Corp.*	13,533	95
Acacia Communications, Inc.*	5,387	362
ADTRAN, Inc.	9,982	109
Anterix, Inc.*	5,005	227
Applied Optoelectronics, Inc.*	5,897	64
Arlo Technologies, Inc.*	3,200	8
AstroNova, Inc.	13,073	104
AudioCodes Ltd.	5,611	178
Aware, Inc.*	683	2
BK Technologies Corp.	1,835	6
CalAmp Corp.*	2,500	20
Ciena Corp.*	1,379	75
Clearfield, Inc.*	4,759	67
CommScope Holding Co., Inc.*	38,269	319
Comtech Telecommunications Corp.	7,285	123
Daktronics, Inc.	2,559	11
Diebold Nixdorf, Inc.*	7,968	48
Digimarc Corp.*	5,036	81
Extreme Networks, Inc.*	14,194	62
Fitbit, Inc., Class A*	27,359	177

NORTHERN FUNDS QUARTERLY REPORT     27    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Hardware – 2.0%continued
Frequency Electronics, Inc.*	5,420	$48
GoPro, Inc., Class A*	8,900	42
Harmonic, Inc.*	13,292	63
Infinera Corp.*	17,463	103
Inseego Corp.*	3,287	38
InterDigital, Inc.	8,535	483
Knowles Corp.*	15,208	232
Kornit Digital Ltd.*	7,102	379
Maxar Technologies, Inc.	900	16
NETGEAR, Inc.*	7,536	195
NetScout Systems, Inc.*	14,957	382
PAR Technology Corp.*	3,687	110
PCTEL, Inc.*	14,245	95
Pitney Bowes, Inc.	15,756	41
Radware Ltd.*	7,640	180
Silicom Ltd.*	5,346	196
Sonos, Inc.*	17,827	261
Stratasys Ltd.*	10,644	169
Super Micro Computer, Inc.*	7,916	225
TTM Technologies, Inc.*	13,062	155
Universal Electronics, Inc.*	3,806	178
UTStarcom Holdings Corp.(1) *	1	—
ViaSat, Inc.*	7,982	306
Viavi Solutions, Inc.*	40,923	521
Vicor Corp.*	6,224	448
Vishay Precision Group, Inc.*	7,056	174
Vocera Communications, Inc.*	14,947	317
VOXX International Corp.*	1,469	9
		7,504
Health Care Facilities & Services – 3.1%
Acadia Healthcare Co., Inc.*	15,048	378
Addus HomeCare Corp.*	6,002	556
American Renal Associates Holdings, Inc.*	20,174	131
Apollo Medical Holdings, Inc.*	7,812	129
Capital Senior Living Corp.(1) *	526	—
Catasys, Inc.*	6,248	155
Cellular Biomedicine Group, Inc.*	9,934	149
Community Health Systems, Inc.*	10,867	33
Covetrus, Inc.*	21,751	389
Cryo-Cell International, Inc.*	750	6
Eidos Therapeutics, Inc.*	1,442	69
Ensign Group (The), Inc.	13,658	572
Enzo Biochem, Inc.*	7,400	17
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Health Care Facilities & Services – 3.1%continued
Evofem Biosciences, Inc.*	2,852	$8
Five Star Senior Living, Inc.*	3,367	13
Fulgent Genetics, Inc.*	6,328	101
Global Cord Blood Corp.*	6,447	20
Hanger, Inc.*	7,033	116
HealthEquity, Inc.*	13,769	808
Independence Holding Co.	4,659	142
Invitae Corp.*	20,244	613
Joint (The) Corp.*	10,534	161
LHC Group, Inc.*	6,192	1,079
Magellan Health, Inc.*	6,750	493
MedCath Corp.(3) *	7,953	—
Medpace Holdings, Inc.*	6,042	562
National HealthCare Corp.	4,414	280
NeoGenomics, Inc.*	23,102	716
OPKO Health, Inc.*	95,756	326
Option Care Health, Inc.*	99	1
Owens & Minor, Inc.	11,434	87
Patterson Cos., Inc.	23,617	520
Pennant Group (The), Inc.*	6,632	150
Personalis, Inc.*	7,684	100
Premier, Inc., Class A*	12,511	429
Providence Service (The) Corp.*	5,029	397
RadNet, Inc.*	9,430	150
Select Medical Holdings Corp.*	26,172	385
SI-BONE, Inc.*	6,710	107
Surgery Partners, Inc.*	12,998	150
Tenet Healthcare Corp.*	22,062	399
Tivity Health, Inc.*	15,535	176
Triple-S Management Corp., Class B*	10,771	205
U.S. Physical Therapy, Inc.	5,093	413
Vapotherm, Inc.*	3,315	136
		11,827
Home & Office Products – 2.1%
ACCO Brands Corp.	28,203	200
American Woodmark Corp.*	3,709	281
Beazer Homes U.S.A., Inc.*	277	3
Caesarstone Ltd.*	6,269	74
Cavco Industries, Inc.*	2,689	519
Century Communities, Inc.*	9,732	298
Cornerstone Building Brands, Inc.*	262	2
Flexsteel Industries, Inc.	4,762	60
Forestar Group, Inc.*	10,884	164
Griffon Corp.	11,009	204

EQUITY FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Home & Office Products – 2.1%continued
Hamilton Beach Brands Holding Co., Class A	2,945	$35
Herman Miller, Inc.	14,360	339
HNI Corp.	6,887	210
Hooker Furniture Corp.	1,687	33
Interface, Inc.	9,790	80
iRobot Corp.*	5,978	502
JELD-WEN Holding, Inc.*	13,707	221
KB Home	21,270	653
Kewaunee Scientific Corp.	2,542	24
Kimball International, Inc., Class B	3,741	43
Knoll, Inc.	12,497	152
LGI Homes, Inc.*	4,344	382
Lifetime Brands, Inc.	587	4
M/I Homes, Inc.*	5,188	179
Masonite International Corp.*	4,870	379
MDC Holdings, Inc.	11,286	403
Meritage Homes Corp.*	9,789	745
Nobility Homes, Inc.	876	20
Patrick Industries, Inc.	4,767	292
PGT Innovations, Inc.*	14,120	221
Skyline Champion Corp.*	10,753	262
Steelcase, Inc., Class A	17,390	210
Taylor Morrison Home Corp.*	25,096	484
TRI Pointe Group, Inc.*	24,124	354
Virco Mfg. Corp.*	1,676	4
		8,036
Industrial Services – 0.6%
Applied Industrial Technologies, Inc.	10,363	647
CAI International, Inc.*	4,320	72
EVI Industries, Inc.*	1,671	36
H&E Equipment Services, Inc.	3,388	63
Herc Holdings, Inc.*	5,115	157
SiteOne Landscape Supply, Inc.*	8,243	939
Systemax, Inc.	6,897	142
Team, Inc.*	483	3
Textainer Group Holdings Ltd.(1) *	17	—
Titan Machinery, Inc.*	800	9
Triton International Ltd.	13,242	400
		2,468
Institutional Financial Services – 0.6%
BGC Partners, Inc., Class A	53,837	148
Cowen, Inc., Class A	291	5
Evercore, Inc., Class A	7,383	435
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Institutional Financial Services – 0.6%continued
Houlihan Lokey, Inc.	8,189	$456
INTL. FCStone, Inc.*	4,329	238
Moelis & Co., Class A	11,919	371
Piper Sandler Cos.	4,081	241
PJT Partners, Inc., Class A	4,619	237
		2,131
Insurance – 2.5%
Ambac Financial Group, Inc.*	8,576	123
American Equity Investment Life Holding Co.	22,318	551
AMERISAFE, Inc.	3,589	219
Argo Group International Holdings Ltd.	9,909	345
Atlantic American Corp.*	6,901	11
Citizens, Inc.*	6,295	38
CNO Financial Group, Inc.	43,870	683
Donegal Group, Inc., Class A	1,755	25
eHealth, Inc.*	5,523	543
Employers Holdings, Inc.	9,771	295
Enstar Group Ltd.*	2,075	317
FBL Financial Group, Inc., Class A	4,356	156
GAINSCO, Inc.*	714	20
Genworth Financial, Inc., Class A*	85,416	197
Global Indemnity Ltd.	1,785	43
Greenlight Capital Re Ltd., Class A*	14,935	97
Hallmark Financial Services, Inc.*	10,703	37
Horace Mann Educators Corp.	9,817	361
James River Group Holdings Ltd.	5,979	269
Kansas City Life Insurance Co.	1,898	50
Kemper Corp.	823	60
Kinsale Capital Group, Inc.	3,969	616
MBIA, Inc.*	20,174	146
Mercury General Corp.	4,561	186
National General Holdings Corp.	11,037	239
National Western Life Group, Inc., Class A	972	197
Palomar Holdings, Inc.*	3,767	323
Primerica, Inc.	1,404	164
ProAssurance Corp.	14,263	206
Protective Insurance Corp., Class B	4,699	71
Radian Group, Inc.	36,245	562
RLI Corp.	10,332	848
Safety Insurance Group, Inc.	2,608	199
Selective Insurance Group, Inc.	11,560	610

NORTHERN FUNDS QUARTERLY REPORT     29    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Insurance – 2.5%continued
Sirius International Insurance Group Ltd.*	463	$3
State Auto Financial Corp.	4,917	88
Third Point Reinsurance Ltd.*	15,817	119
United Fire Group, Inc.	4,746	132
Universal Insurance Holdings, Inc.	5,025	89
White Mountains Insurance Group Ltd.	160	142
		9,380
Iron & Steel – 0.7%
Allegheny Technologies, Inc.*	33,208	338
Arch Resources, Inc.	3,266	93
Carpenter Technology Corp.	11,663	283
Commercial Metals Co.	24,117	492
Northwest Pipe Co.*	13,400	336
Shiloh Industries, Inc.*	2,100	4
Synalloy Corp.*	100	1
United States Steel Corp.	32,597	235
Universal Stainless & Alloy Products, Inc.*	1,504	13
Warrior Met Coal, Inc.	12,407	191
Worthington Industries, Inc.	18,632	695
		2,681
Leisure Products – 1.1%
Acushnet Holdings Corp.	6,780	236
Callaway Golf Co.	17,112	300
Clarus Corp.	5,489	64
Escalade, Inc.	5,294	74
Fox Factory Holding Corp.*	8,308	686
Johnson Outdoors, Inc., Class A	5,630	513
LCI Industries	8,600	989
Malibu Boats, Inc., Class A*	4,068	211
Marine Products Corp.	7,934	110
Vista Outdoor, Inc.*	7,062	102
Winnebago Industries, Inc.	10,993	732
YETI Holdings, Inc.*	7,920	338
		4,355
Machinery – 2.3%
Alamo Group, Inc.	2,390	245
Albany International Corp., Class A	6,564	385
Altra Industrial Motion Corp.	14,628	466
Astec Industries, Inc.	5,862	271
Cactus, Inc., Class A	11,437	236
CIRCOR International, Inc.*	2,506	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Machinery – 2.3%continued
Columbus McKinnon Corp.	9,804	$328
CSW Industrials, Inc.	3,245	224
Douglas Dynamics, Inc.	4,619	162
Enerpac Tool Group Corp.	14,421	254
Federal Signal Corp.	16,343	486
Franklin Electric Co., Inc.	9,736	511
Gorman-Rupp (The) Co.	6,696	208
Graham Corp.	2,552	32
Helios Technologies, Inc.	4,065	151
Hillenbrand, Inc.	16,242	440
Hollysys Automation Technologies Ltd.	9,394	125
Hurco Cos., Inc.	1,141	32
Hyster-Yale Materials Handling, Inc.	2,429	94
Ichor Holdings Ltd.*	2,513	67
John Bean Technologies Corp.	7,124	613
Kadant, Inc.	3,047	304
Kennametal, Inc.	18,181	522
Lindsay Corp.	2,500	231
MTS Systems Corp.	4,421	78
Mueller Water Products, Inc., Class A	34,653	327
Rexnord Corp.	22,955	669
SPX FLOW, Inc.*	10,277	385
Standex International Corp.	4,237	244
Taylor Devices, Inc.*	1,689	17
Tennant Co.	4,890	318
Terex Corp.	11,559	217
Titan International, Inc.(1)	20	—
Twin Disc, Inc.*	356	2
Welbilt, Inc.*	21,522	131
		8,839
Manufactured Goods – 1.0%
AZZ, Inc.	5,042	173
Chart Industries, Inc.*	9,441	458
Conrad Industries, Inc.*	100	1
Eastern (The) Co.	3,604	64
EnPro Industries, Inc.	4,095	202
Gibraltar Industries, Inc.*	8,105	389
Gulf Island Fabrication, Inc.*	16,062	49
Insteel Industries, Inc.	6,218	119
L B Foster Co., Class A*	1,609	21
Lawson Products, Inc.*	4,295	139
Mueller Industries, Inc.	12,071	321
Omega Flex, Inc.	2,642	279
Proto Labs, Inc.*	5,787	651

EQUITY FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Manufactured Goods – 1.0%continued
Raven Industries, Inc.	7,580	$163
RBC Bearings, Inc.*	5,343	716
Tredegar Corp.	6,625	102
		3,847
Media – 1.8%
Actua Corp.(3) *	8,828	—
AMC Networks, Inc., Class A*	8,097	189
Boingo Wireless, Inc.*	13,507	180
Boston Omaha Corp., Class A(1) *	1	—
Cardlytics, Inc.*	4,925	345
Cargurus, Inc.*	16,293	413
Cars.com, Inc.*	6,394	37
Cumulus Media, Inc., Class A*	300	1
Despegar.com Corp.*	7,358	53
EverQuote, Inc., Class A*	4,737	275
EW Scripps (The) Co., Class A	5,125	45
Gannett Co., Inc.	12,387	17
Gray Television, Inc.*	24,153	337
HealthStream, Inc.*	4,861	108
Houghton Mifflin Harcourt Co.*	1,700	3
IMAX Corp.*	7,071	79
John Wiley & Sons, Inc., Class A	9,799	382
Liberty TripAdvisor Holdings, Inc., Class A*	6,300	13
LiveXLive Media, Inc.*	5,876	21
MakeMyTrip Ltd.*	21,014	322
Marchex, Inc., Class B(1) *	179	—
Meredith Corp.	10,913	159
MSG Networks, Inc., Class A*	9,076	90
Nexstar Media Group, Inc., Class A	8,046	673
QuinStreet, Inc.*	17,697	185
Quotient Technology, Inc.*	7,058	52
Rubicon Project (The), Inc.*	12,354	82
Saga Communications, Inc., Class A	1,418	36
Scholastic Corp.	7,285	218
Shutterstock, Inc.	1,362	48
Sinclair Broadcast Group, Inc., Class A	11,648	215
Stamps.com, Inc.*	3,260	599
TechTarget, Inc.*	4,457	134
TEGNA, Inc.	42,264	471
Travelzoo*	5,443	31
Tribune Publishing Co.	7,638	76
Tucows, Inc., Class A*	3,048	175
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Media – 1.8%continued
Upwork, Inc.*	19,436	$281
Yelp, Inc.*	16,412	380
		6,725
Medical Equipment & Devices – 4.7%
Accuray, Inc.*	1,300	3
Alphatec Holdings, Inc.*	18,967	89
AngioDynamics, Inc.*	11,486	117
Apollo Endosurgery, Inc.*	30,772	50
Apyx Medical Corp.*	4,321	24
AtriCure, Inc.*	11,543	519
Atrion Corp.	267	170
Avanos Medical, Inc.*	12,843	377
Axogen, Inc.*	6,332	58
Axonics Modulation Technologies, Inc.*	8,256	290
Bellerophon Therapeutics, Inc.*	7,985	100
BioLife Solutions, Inc.*	11,042	180
BioSig Technologies, Inc.*	9,643	69
BioTelemetry, Inc.*	10,643	481
Cantel Medical Corp.	8,549	378
Cardiovascular Systems, Inc.*	12,779	403
CareDx, Inc.*	11,649	413
Castle Biosciences, Inc.*	2,712	102
Celcuity, Inc.*	9,341	65
Cerus Corp.*	50,765	335
Chembio Diagnostics, Inc.*	19,281	63
CONMED Corp.	6,137	442
CryoLife, Inc.*	9,473	182
Cutera, Inc.*	11,249	137
Daxor Corp.*	37	1
Electromed, Inc.*	5,124	79
Establishment Labs Holdings, Inc.*	5,102	95
Fluidigm Corp.*	16,440	66
FONAR Corp.*	9,796	209
GenMark Diagnostics, Inc.*	30,020	442
Glaukos Corp.*	10,798	415
Harvard Bioscience, Inc.*	17,484	54
ICU Medical, Inc.*	311	57
Inmode Ltd.*	6,780	192
Inogen, Inc.*	4,029	143
Inspire Medical Systems, Inc.*	4,256	370
Integer Holdings Corp.*	8,308	607
Invacare Corp.	14,693	94
iRadimed Corp.*	7,769	180

NORTHERN FUNDS QUARTERLY REPORT     31    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Medical Equipment & Devices – 4.7%continued
Lantheus Holdings, Inc.*	15,667	$224
LeMaitre Vascular, Inc.	12,911	341
LivaNova PLC*	10,848	522
Luminex Corp.	9,745	317
Meridian Bioscience, Inc.*	14,248	332
Merit Medical Systems, Inc.*	13,432	613
MiMedx Group, Inc.*	17,240	93
Misonix, Inc.*	8,038	109
Myriad Genetics, Inc.*	21,578	245
NanoString Technologies, Inc.*	11,086	325
Natera, Inc.*	4,276	213
Natus Medical, Inc.*	7,084	155
Neogen Corp.*	11,767	913
Nevro Corp.*	5,960	712
NuVasive, Inc.*	9,596	534
OraSure Technologies, Inc.*	18,318	213
OrthoPediatrics Corp.*	3,212	141
Oxford Immunotec Global PLC*	7,441	97
Pacific Biosciences of California, Inc.*	19,787	68
Pro-Dex, Inc.*	2,033	36
Pulse Biosciences, Inc.*	17,981	188
Quanterix Corp.*	7,638	209
Retractable Technologies, Inc.*	17,326	122
RTI Surgical Holdings, Inc.*	4,038	13
SeaSpine Holdings Corp.*	17,378	182
Semler Scientific, Inc.*	4,012	185
Sientra, Inc.(1) *	113	—
SmileDirectClub, Inc.*	11,601	92
Soliton, Inc.*	14,633	114
STAAR Surgical Co.*	9,860	607
Surmodics, Inc.*	5,516	238
Tactile Systems Technology, Inc.*	2,023	84
Utah Medical Products, Inc.	3,351	297
Varex Imaging Corp.*	6,152	93
Veracyte, Inc.*	11,067	287
Vericel Corp.*	9,825	136
Wright Medical Group N.V.*	24,372	724
Zynex, Inc.*	11,697	291
		18,116
Metals & Mining – 0.6%
Alcoa Corp.*	37,967	427
A-Mark Precious Metals, Inc.*	5,183	99
Coeur Mining, Inc.*	49,148	250
Compass Minerals International, Inc.	9,016	440
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Metals & Mining – 0.6%continued
Constellium S.E.*	28,164	$216
Contura Energy, Inc.*	4,100	12
Covia Holdings Corp.*	1,100	1
Encore Wire Corp.	4,161	203
Ferroglobe Representation & Warranty Insurance Trust(3) *	9,916	—
Gold Resource Corp.	8,218	34
Hecla Mining Co.	54,894	179
Kaiser Aluminum Corp.	3,655	269
Livent Corp.*	29,681	183
McEwen Mining, Inc.*	24,100	24
Uranium Energy Corp.*	4,700	4
		2,341
Oil, Gas & Coal – 2.0%
Adams Resources & Energy, Inc.	4,823	129
Advanced Emissions Solutions, Inc.	838	4
Antero Resources Corp.*	31,790	81
Bonanza Creek Energy, Inc.*	4,820	71
California Resources Corp.(1) *	400	—
Callon Petroleum Co.*	46,301	53
CARBO Ceramics, Inc.(1) *	8,100	—
ChampionX Corp.*	11,021	108
Chesapeake Energy Corp.(1) *	100	—
Cimarex Energy Co.	1,000	27
CNX Resources Corp.*	27,737	240
Comstock Resources, Inc.*	9,378	41
CONSOL Energy, Inc.*	5,501	28
Contango Oil & Gas Co.*	11,200	26
Core Laboratories N.V.	12,520	254
Cosan Ltd., Class A	40,469	609
CVR Energy, Inc.	4,313	87
Dawson Geophysical Co.*	16,700	24
Delek U.S. Holdings, Inc.	11,628	202
DMC Global, Inc.	2,241	62
Dril-Quip, Inc.*	6,644	198
Earthstone Energy, Inc., Class A*	1,500	4
Equitrans Midstream Corp.	35,858	298
Evolution Petroleum Corp.	17,937	50
Exterran Corp.*	8,874	48
Geospace Technologies Corp.*	9,242	70
Goodrich Petroleum Corp.*	1,100	8
Gulfport Energy Corp.*	4,600	5
Hallador Energy Co.	12,596	8
Helix Energy Solutions Group, Inc.*	38,775	135

EQUITY FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil, Gas & Coal – 2.0%continued
Helmerich & Payne, Inc.	18,381	$359
HighPoint Resources Corp.*	11,000	3
Laredo Petroleum, Inc.*	717	10
Matador Resources Co.*	16,514	140
Matrix Service Co.*	9,348	91
Mitcham Industries, Inc.*	3,700	6
Murphy Oil Corp.	25,462	351
Murphy U.S.A., Inc.*	5,717	644
Nabors Industries Ltd.	1,888	70
NACCO Industries, Inc., Class A	2,826	66
Natural Gas Services Group, Inc.*	6,630	42
Newpark Resources, Inc.*	19,142	43
NexTier Oilfield Solutions, Inc.*	21,655	53
Northern Oil and Gas, Inc.*	37,300	31
NOW, Inc.*	11,220	97
Oceaneering International, Inc.*	17,422	111
Oil States International, Inc.*	9,539	45
Ovintiv, Inc.	45,651	436
Panhandle Oil and Gas, Inc., Class A	7,392	20
Par Pacific Holdings, Inc.*	5,183	47
Parsley Energy, Inc., Class A	3,385	36
Patterson-UTI Energy, Inc.	42,276	147
PBF Energy, Inc., Class A	16,874	173
PDC Energy, Inc.*	14,475	180
Peabody Energy Corp.	5,697	16
Penn Virginia Corp.*	4,123	39
PrimeEnergy Resources Corp.*	1,583	113
ProPetro Holding Corp.*	5,400	28
Range Resources Corp.	37,365	210
Riviera Resources, Inc.	6,246	11
RPC, Inc.*	8,100	25
SM Energy Co.	3,700	14
Solaris Oilfield Infrastructure, Inc., Class A	7,243	54
Southwestern Energy Co.*	110,850	284
TETRA Technologies, Inc.*	12,300	7
Thermon Group Holdings, Inc.*	3,372	49
Torchlight Energy Resources, Inc.*	2,700	1
Transocean Ltd.*	101,939	187
Ultra Petroleum Corp.(1) *	20,300	—
US Silica Holdings, Inc.	10,305	37
VAALCO Energy, Inc.*	15,700	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil, Gas & Coal – 2.0%continued
Voc Energy Trust	2,500	$6
World Fuel Services Corp.	12,831	331
		7,502
Passenger Transportation – 0.5%
Allegiant Travel Co.	3,685	403
Bristow Group, Inc.*	2,304	32
Copa Holdings S.A., Class A	6,629	335
Hawaiian Holdings, Inc.	9,849	138
SkyWest, Inc.	13,562	442
Spirit Airlines, Inc.*	18,809	335
Universal Logistics Holdings, Inc.	4,517	79
		1,764
Real Estate – 0.4%
American Realty Investors, Inc.*	7,058	63
CTO Realty Growth, Inc.	4,414	174
Cushman & Wakefield PLC*	21,803	272
FRP Holdings, Inc.*	1,150	47
Griffin Industrial Realty, Inc.	3,609	196
Marcus & Millichap, Inc.*	1,794	52
McGrath RentCorp	6,332	342
Newmark Group, Inc., Class A	14,652	71
RE/MAX Holdings, Inc., Class A	6,159	194
Realogy Holdings Corp.	12,857	95
RMR Group (The), Inc., Class A	81	2
Stratus Properties, Inc.*	114	2
		1,510
Real Estate Investment Trusts – 6.7%
AG Mortgage Investment Trust, Inc.	6,304	20
Agree Realty Corp.	10,613	697
Alexander & Baldwin, Inc.	10,036	122
Alexander's, Inc.	686	165
American Assets Trust, Inc.	9,849	274
American Finance Trust, Inc.	20,166	160
Anworth Mortgage Asset Corp.	18,506	32
Apple Hospitality REIT, Inc.	42,035	406
Arbor Realty Trust, Inc.	26,402	244
Ares Commercial Real Estate Corp.	4,855	44
Arlington Asset Investment Corp., Class A(1)	10	—
Armada Hoffler Properties, Inc.	5,470	54
ARMOUR Residential REIT, Inc.	7,592	71
Blackstone Mortgage Trust, Inc., Class A	27,361	659

NORTHERN FUNDS QUARTERLY REPORT     33    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts – 6.7%continued
Bluerock Residential Growth REIT, Inc.	9,167	$74
Braemar Hotels & Resorts, Inc.	4,900	14
Brookfield Property REIT, Inc., Class A	15,984	159
BRT Apartments Corp.	15,639	169
Capstead Mortgage Corp.	27,285	150
CareTrust REIT, Inc.	18,889	324
CatchMark Timber Trust, Inc., Class A	15,074	133
Cedar Realty Trust, Inc.	35,531	35
Chatham Lodging Trust	8,085	50
Chimera Investment Corp.	35,557	342
CIM Commercial Trust Corp.	934	10
City Office REIT, Inc.	14,526	146
Colony Capital, Inc.	78,094	187
Community Healthcare Trust, Inc.	4,519	185
CoreCivic, Inc.	22,866	214
CorEnergy Infrastructure Trust, Inc.	1,462	13
CorePoint Lodging, Inc.	12,463	53
Diversified Healthcare Trust	40,969	181
Dynex Capital, Inc.	6,553	94
Easterly Government Properties, Inc.	14,120	326
EastGroup Properties, Inc.	8,106	961
Ellington Residential Mortgage REIT	540	6
Essential Properties Realty Trust, Inc.	16,849	250
Exantas Capital Corp.	410	1
Four Corners Property Trust, Inc.	15,711	383
Franklin Street Properties Corp.	16,282	83
Front Yard Residential Corp.	10,026	87
GEO Group (The), Inc.	26,323	311
Getty Realty Corp.	13,670	406
Gladstone Commercial Corp.	7,329	137
Gladstone Land Corp.	15,818	251
Global Medical REIT, Inc.	9,922	112
Global Net Lease, Inc.	19,638	329
Granite Point Mortgage Trust, Inc.	5,865	42
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,043	400
Healthcare Realty Trust, Inc.	28,620	838
Hersha Hospitality Trust	9,311	54
Independence Realty Trust, Inc.	19,086	219
Industrial Logistics Properties Trust	11,179	230
Innovative Industrial Properties, Inc.	3,384	298
Invesco Mortgage Capital, Inc.	2,185	8
Investors Real Estate Trust	2,037	144
iStar, Inc.	18,767	231
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts – 6.7%continued
Jernigan Capital, Inc.	9,038	$124
Kite Realty Group Trust	16,166	187
Ladder Capital Corp.	29,425	238
Lexington Realty Trust	45,508	480
LTC Properties, Inc.	8,378	316
Macerich (The) Co.	28,325	254
Mack-Cali Realty Corp.	19,950	305
MFA Financial, Inc.	59,640	149
Monmouth Real Estate Investment Corp.	19,704	286
National Health Investors, Inc.	8,413	511
National Storage Affiliates Trust	11,300	324
New Senior Investment Group, Inc.	2,823	10
New York Mortgage Trust, Inc.	46,822	122
NexPoint Residential Trust, Inc.	3,956	140
One Liberty Properties, Inc.	9,422	166
Outfront Media, Inc.	28,777	408
Park Hotels & Resorts, Inc.	48,062	475
Pebblebrook Hotel Trust	25,732	352
Pennsylvania Real Estate Investment Trust	371	1
Physicians Realty Trust	37,846	663
Piedmont Office Realty Trust, Inc., Class A	23,981	398
Plymouth Industrial REIT, Inc.	5,953	76
PotlatchDeltic Corp.	13,026	495
Preferred Apartment Communities, Inc., Class A	14,024	107
PS Business Parks, Inc.	4,074	539
QTS Realty Trust, Inc., Class A	11,229	720
Ready Capital Corp.	1,512	13
Redwood Trust, Inc.	9,323	65
Retail Opportunity Investments Corp.	22,123	251
Retail Value, Inc.	3,035	38
RLJ Lodging Trust	36,774	347
RPT Realty	12,509	87
Ryman Hospitality Properties, Inc.	9,576	331
Sabra Health Care REIT, Inc.	40,920	591
Safehold, Inc.	3,465	199
Saul Centers, Inc.	2,417	78
Service Properties Trust	32,694	232
Sotherly Hotels, Inc.	2,334	6
STAG Industrial, Inc.	29,935	878
Summit Hotel Properties, Inc.	19,388	115
Sunstone Hotel Investors, Inc.	45,405	370

EQUITY FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts – 6.7%continued
Terreno Realty Corp.	13,784	$726
Transcontinental Realty Investors, Inc.*	405	12
Two Harbors Investment Corp.	26,942	136
UMH Properties, Inc.	8,589	111
Uniti Group, Inc.	39,298	367
Urstadt Biddle Properties, Inc., Class A	9,130	109
Washington Prime Group, Inc.	32,939	28
Washington Real Estate Investment Trust	14,982	333
Weingarten Realty Investors	24,257	459
Western Asset Mortgage Capital Corp.	1,107	3
Whitestone REIT	10,902	79
Xenia Hotels & Resorts, Inc.	22,584	211
		25,609
Recreational Facilities & Services – 0.2%
AMC Entertainment Holdings, Inc., Class A	14,983	64
Bowl America, Inc., Class A	492	5
Cinemark Holdings, Inc.	20,189	233
Drive Shack, Inc.*	8,763	16
Marcus (The) Corp.	2,392	32
RCI Hospitality Holdings, Inc.	12,441	173
Reading International, Inc., Class A*	4,319	18
SeaWorld Entertainment, Inc.*	11,399	169
Town Sports International Holdings, Inc.*	2,621	1
		711
Renewable Energy – 0.5%
Canadian Solar, Inc.*	12,204	235
EnerSys	10,946	705
FutureFuel Corp.	7,167	86
Green Plains, Inc.*	13,340	136
Pacific Ethanol, Inc.*	10,100	7
Plug Power, Inc.*	25,715	211
Renewable Energy Group, Inc.*	9,969	247
REX American Resources Corp.*	5,230	363
Ultralife Corp.*	846	6
		1,996
Retail - Consumer Staples – 0.8%
Big Lots, Inc.	9,088	382
BJ's Wholesale Club Holdings, Inc.*	21,780	812
Five Below, Inc.*	292	31
Ingles Markets, Inc., Class A	5,861	252
PriceSmart, Inc.	4,389	265
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Retail - Consumer Staples – 0.8%continued
Rite Aid Corp.*	8,702	$149
SpartanNash Co.	7,367	157
Sprouts Farmers Market, Inc.*	25,764	659
Village Super Market, Inc., Class A	1,495	41
Weis Markets, Inc.	4,952	248
		2,996
Retail - Discretionary – 3.2%
1-800-Flowers.com, Inc., Class A*	8,910	178
Abercrombie & Fitch Co., Class A	11,614	124
American Eagle Outfitters, Inc.	33,193	362
America's Car-Mart, Inc.*	2,145	188
Asbury Automotive Group, Inc.*	7,705	596
Aspen Aerogels, Inc.*	4,100	27
Avis Budget Group, Inc.*	12,056	276
Beacon Roofing Supply, Inc.*	14,342	378
Bed Bath & Beyond, Inc.	21,487	228
BlueLinx Holdings, Inc.*	700	6
BMC Stock Holdings, Inc.*	13,662	343
Boot Barn Holdings, Inc.*	4,351	94
Buckle (The), Inc.	6,066	95
Builders FirstSource, Inc.*	23,138	479
Cato (The) Corp., Class A	1,700	14
Chico's FAS, Inc.	8,100	11
Children's Place (The), Inc.	5,150	193
Citi Trends, Inc.	3,770	76
Conn's, Inc.*	2,468	25
Designer Brands, Inc., Class A	7,251	49
Ethan Allen Interiors, Inc.	4,504	53
Express, Inc.*	4,300	7
Foundation Building Materials, Inc.*	6,108	95
Freshpet, Inc.*	7,550	632
Gaia, Inc.*	18,993	159
GameStop Corp., Class A*	10,537	46
Genesco, Inc.*	3,475	75
GMS, Inc.*	8,763	215
Group 1 Automotive, Inc.	3,981	263
Guess?, Inc.	9,451	91
Haverty Furniture Cos., Inc.	4,637	74
Hibbett Sports, Inc.*	2,984	62
La-Z-Boy, Inc.	10,046	272
Liquidity Services, Inc.*	5,320	32
Lithia Motors, Inc., Class A	4,723	715
Lumber Liquidators Holdings, Inc.*	8,218	114
Macy's, Inc.	61,923	426

NORTHERN FUNDS QUARTERLY REPORT     35    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Retail - Discretionary – 3.2%continued
Monro, Inc.	7,741	$425
National Vision Holdings, Inc.*	13,103	400
Office Depot, Inc.	67,751	159
Overstock.com, Inc.*	4,821	137
PetIQ, Inc.*	7,262	253
PetMed Express, Inc.	9,779	349
RH*	3,303	822
RTW Retailwinds, Inc.(1) *	54	—
Rush Enterprises, Inc., Class A	10,939	454
Sally Beauty Holdings, Inc.*	25,083	314
Shoe Carnival, Inc.	5,730	168
Signet Jewelers Ltd.	7,154	73
Sleep Number Corp.*	10,345	431
Sonic Automotive, Inc., Class A	10,117	323
Stitch Fix, Inc., Class A*	11,330	283
Urban Outfitters, Inc.*	10,054	153
Vera Bradley, Inc.*	5,750	26
Winmark Corp.	1,331	228
Zumiez, Inc.*	7,313	200
		12,271
Semiconductors – 3.1%
ACM Research, Inc., Class A*	3,767	235
Alpha & Omega Semiconductor Ltd.*	5,605	61
Ambarella, Inc.*	6,260	287
Amkor Technology, Inc.*	21,960	270
Axcelis Technologies, Inc.*	11,708	326
Brooks Automation, Inc.	14,717	651
CEVA, Inc.*	4,919	184
Cirrus Logic, Inc.*	14,778	913
Coherent, Inc.*	4,136	542
Cohu, Inc.	5,101	88
CTS Corp.	6,987	140
Diodes, Inc.*	11,269	571
DSP Group, Inc.*	2,504	40
Entegris, Inc.	2,791	165
FormFactor, Inc.*	14,643	430
Impinj, Inc.*	4,254	117
Kulicke & Soffa Industries, Inc.	20,461	426
Lattice Semiconductor Corp.*	31,836	904
MACOM Technology Solutions Holdings, Inc.*	10,286	353
MagnaChip Semiconductor Corp.*	1,800	19
MaxLinear, Inc.*	12,973	278
Nova Measuring Instruments Ltd.*	3,143	152
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Semiconductors – 3.1%continued
NVE Corp.	2,966	$183
Onto Innovation, Inc.*	13,555	461
Photronics, Inc.*	10,954	122
Power Integrations, Inc.	7,008	828
Rambus, Inc.*	20,527	312
Semtech Corp.*	15,577	813
Silicon Laboratories, Inc.*	8,408	843
Synaptics, Inc.*	7,364	443
Ultra Clean Holdings, Inc.*	13,051	295
Veeco Instruments, Inc.*	10,199	138
Vishay Intertechnology, Inc.	22,014	336
		11,926
Software – 5.7%
ACI Worldwide, Inc.*	27,852	752
Agilysys, Inc.*	8,597	154
Altair Engineering, Inc., Class A*	7,600	302
American Software, Inc., Class A	14,207	224
Appfolio, Inc., Class A*	3,560	579
Appian Corp.*	6,269	321
Arco Platform Ltd., Class A*	10,236	445
Avaya Holdings Corp.*	22,773	282
Avid Technology, Inc.*	137	1
Bandwidth, Inc., Class A*	3,303	420
Benefitfocus, Inc.*	5,124	55
Blackbaud, Inc.	10,960	626
Blackline, Inc.*	9,876	819
Bottomline Technologies DE, Inc.*	9,781	497
Box, Inc., Class A*	25,775	535
Brightcove, Inc.*	9,410	74
Calix, Inc.*	6,866	102
Castlight Health, Inc., Class B*	32,200	27
CCUR Holdings, Inc.	691	2
ChannelAdvisor Corp.*	1,965	31
Cloudera, Inc.*	48,546	618
CommVault Systems, Inc.*	7,713	299
Computer Programs and Systems, Inc.	9,368	214
Cornerstone OnDemand, Inc.*	10,902	420
Daily Journal Corp.*	337	91
Digi International, Inc.*	9,145	107
Domo, Inc., Class B*	5,414	174
Donnelley Financial Solutions, Inc.(1) *	1	—
Ebix, Inc.	6,980	156
eGain Corp.*	2,900	32
Envestnet, Inc.*	8,699	640

EQUITY FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Software – 5.7%continued
Evolent Health, Inc., Class A*	20,397	$145
Glu Mobile, Inc.*	24,408	226
HubSpot, Inc.*	850	191
Immersion Corp.*	7,975	50
InnerWorkings, Inc.(1) *	73	—
Inovalon Holdings, Inc., Class A*	14,043	270
J2 Global, Inc.*	11,303	714
LivePerson, Inc.*	13,525	560
MicroStrategy, Inc., Class A*	1,489	176
Mimecast Ltd.*	11,408	475
Model N, Inc.*	7,476	260
MTBC, Inc.*	13,710	114
NextGen Healthcare, Inc.*	11,631	128
Omnicell, Inc.*	10,073	711
OneSpan, Inc.*	12,648	353
Park City Group, Inc.(1) *	33	—
PDF Solutions, Inc.*	15,448	302
Phreesia, Inc.*	2,513	71
Progress Software Corp.	9,007	349
Q2 Holdings, Inc.*	9,724	834
QAD, Inc., Class B	717	22
Qualys, Inc.*	7,867	818
Rapid7, Inc.*	7,976	407
Rosetta Stone, Inc.*	9,241	156
Sailpoint Technologies Holdings, Inc.*	15,028	398
Sapiens International Corp. N.V.	10,236	286
Sciplay Corp., Class A*	23,956	355
SecureWorks Corp., Class A*	5,801	66
Simulations Plus, Inc.	9,438	565
SPS Commerce, Inc.*	9,009	677
SVMK, Inc.*	23,445	552
Synchronoss Technologies, Inc.*	1,500	5
Tabula Rasa HealthCare, Inc.*	4,219	231
Teradata Corp.*	21,696	451
TransAct Technologies, Inc.*	376	2
Upland Software, Inc.*	2,646	92
Varonis Systems, Inc.*	5,789	512
Verint Systems, Inc.*	12,751	576
Verra Mobility Corp.*	26,366	271
VirnetX Holding Corp.	398	3
Workiva, Inc.*	6,943	371
Xperi Holding Corp.	11,954	176
Zovio, Inc.(1) *	16	—
		21,920
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Specialty Finance – 2.0%
Alliance Data Systems Corp.	9,341	$421
Cardtronics PLC, Class A*	7,571	182
Cass Information Systems, Inc.	3,132	122
Curo Group Holdings Corp.	193	2
Encore Capital Group, Inc.*	7,190	246
Enova International, Inc.*	5,154	77
Essent Group Ltd.	20,754	753
Evo Payments, Inc., Class A*	7,943	181
EZCORP, Inc., Class A*	2,900	18
Federal Agricultural Mortgage Corp., Class C	1,345	86
Fidelity National Financial, Inc.	1,735	53
FirstCash, Inc.	10,057	679
GATX Corp.	7,071	431
Green Dot Corp., Class A*	11,809	580
I3 Verticals, Inc., Class A*	4,136	125
Investors Title Co.	1,861	226
LendingClub Corp.*	9,539	43
LendingTree, Inc.*	247	71
MGIC Investment Corp.	62,464	512
Mr Cooper Group, Inc.*	7,927	99
Navient Corp.	35,406	249
Nelnet, Inc., Class A	7,149	341
Ocwen Financial Corp.(1) *	373	—
PennyMac Financial Services, Inc.	6,995	292
PRA Group, Inc.*	10,712	414
Premier Financial Corp.	10,387	184
Regional Management Corp.*	300	5
Repay Holdings Corp.*	8,883	219
Stewart Information Services Corp.	3,230	105
Walker & Dunlop, Inc.	8,351	424
Willis Lease Finance Corp.*	1,778	43
World Acceptance Corp.*	6,851	449
		7,632
Technology Services – 1.8%
CACI International, Inc., Class A*	423	92
Computer Services, Inc.	4,115	220
comScore, Inc.*	11,803	37
CoreLogic, Inc.	3,572	240
CSG Systems International, Inc.	7,858	325
EVERTEC, Inc.	11,883	334
ExlService Holdings, Inc.*	7,538	478
ICF International, Inc.	5,779	375
Insight Enterprises, Inc.*	11,174	550

NORTHERN FUNDS QUARTERLY REPORT     37    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Technology Services – 1.8%continued
ManTech International Corp., Class A	6,150	$421
MAXIMUS, Inc.	18,429	1,298
NIC, Inc.	14,693	337
Parsons Corp.*	2,411	87
Perficient, Inc.*	8,279	296
Perspecta, Inc.	28,757	668
Sabre Corp.	54,691	441
StarTek, Inc.*	835	4
Sykes Enterprises, Inc.*	14,221	393
TTEC Holdings, Inc.	4,350	203
Unisys Corp.*	4,641	51
Virtusa Corp.*	5,943	193
		7,043
Telecom – 0.9%
ATN International, Inc.	2,935	178
Cincinnati Bell, Inc.*	7,638	113
Cogent Communications Holdings, Inc.	8,080	625
Consolidated Communications Holdings, Inc.*	12,277	83
GTT Communications, Inc.*	16,337	133
Iridium Communications, Inc.*	22,227	566
KVH Industries, Inc.*	6,277	56
LICT Corp.*	6	101
Loral Space & Communications, Inc.	664	13
Otelco, Inc., Class A*	3,996	45
Shenandoah Telecommunications Co.	10,009	493
Spok Holdings, Inc.	13,551	127
Switch, Inc., Class A	6,445	115
Telephone and Data Systems, Inc.	19,100	380
Vonage Holdings Corp.*	44,164	444
Zix Corp.*	3,437	24
		3,496
Transportation & Logistics – 1.6%
Air T, Inc.*	765	8
Air Transport Services Group, Inc.*	14,180	316
ArcBest Corp.	5,468	145
Ardmore Shipping Corp.	23,904	104
Atlas Air Worldwide Holdings, Inc.*	4,640	200
Atlas Corp.	45,809	348
Covenant Transportation Group, Inc., Class A*	6,575	95
CryoPort, Inc.*	13,111	397
DHT Holdings, Inc.	36,497	187
Dorian LPG Ltd.*	1,355	10
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Transportation & Logistics – 1.6%continued
Forward Air Corp.	7,245	$361
Frontline Ltd.	30,092	210
Golar LNG Ltd.*	24,597	178
Heartland Express, Inc.	15,462	322
Hornbeck Offshore Services, Inc.(1) *	10,400	—
International Seaways, Inc.	10,375	170
Marten Transport Ltd.	11,456	288
Matson, Inc.	10,673	311
Mobile Mini, Inc.	8,760	258
Navigator Holdings Ltd.*	15,986	103
Navios Maritime Acquisition Corp.	600	2
Nordic American Tankers Ltd.	14,210	58
Overseas Shipholding Group, Inc., Class A*	8,500	16
P.A.M. Transportation Services, Inc.*	1,329	41
Patriot Transportation Holding, Inc.	465	4
Saia, Inc.*	6,576	731
Scorpio Tankers, Inc.	13,037	167
SEACOR Holdings, Inc.*	5,130	145
SEACOR Marine Holdings, Inc.*	5,600	14
SFL Corp. Ltd.	21,321	198
Star Bulk Carriers Corp.	14,016	92
Teekay Corp.*	6,900	17
Teekay Tankers Ltd., Class A*	1,000	13
USA Truck, Inc.*	500	4
Werner Enterprises, Inc.	9,760	425
		5,938
Transportation Equipment – 0.3%
Greenbrier (The) Cos., Inc.	5,241	119
Meritor, Inc.*	17,465	346
Navistar International Corp.*	9,072	256
Shyft Group (The), Inc.	6,678	112
Trinity Industries, Inc.	19,479	415
Wabash National Corp.	6,866	73
		1,321
Utilities – 3.9%
ALLETE, Inc.	12,847	702
American States Water Co.	9,611	756
Artesian Resources Corp., Class A	4,427	161
Avista Corp.	15,894	578
Black Hills Corp.	13,276	752
California Water Service Group	11,093	529
Chesapeake Utilities Corp.	4,541	381
Clearway Energy, Inc., Class A	1,149	24

EQUITY FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Utilities – 3.9%continued
Clearway Energy, Inc., Class C	18,028	$416
Consolidated Water Co. Ltd.	13,701	198
El Paso Electric Co.	9,832	659
MGE Energy, Inc.	8,978	579
Middlesex Water Co.	9,213	619
New Jersey Resources Corp.	21,224	693
Northwest Natural Holding Co.	8,139	454
NorthWestern Corp.	12,070	658
ONE Gas, Inc.	12,214	941
Ormat Technologies, Inc.	9,623	611
Otter Tail Corp.	10,911	423
PNM Resources, Inc.	20,020	770
Portland General Electric Co.	21,043	880
RGC Resources, Inc.	936	23
SJW Group	6,691	416
South Jersey Industries, Inc.	20,924	523
Southwest Gas Holdings, Inc.	12,318	850
Spire, Inc.	12,028	790
TerraForm Power, Inc., Class A	15,510	286
Unitil Corp.	3,712	166
York Water (The) Co.	3,678	176
		15,014
Waste & Environment Services & Equipment – 0.8%
Advanced Disposal Services, Inc.*	15,518	468
Casella Waste Systems, Inc., Class A*	9,090	474
CECO Environmental Corp.*	206	1
Covanta Holding Corp.	10,085	97
ESCO Technologies, Inc.	6,647	562
Evoqua Water Technologies Corp.*	15,198	283
Heritage-Crystal Clean, Inc.*	508	9
Sharps Compliance Corp.*	7,449	52
Tetra Tech, Inc.	13,982	1,106
		3,052
Total Common Stocks
(Cost $295,780)		377,367

PREFERRED STOCKS – 0.0%
Manufactured Goods – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	43
Total Preferred Stocks
(Cost $68)		43

	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Biotechnology & Pharmaceuticals – 0.0%
Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	23,500	$14
Alder Biopharmaceuticals, Inc. (Contingent Value Rights)*	8,800	8
Dova Pharmaceuticals, Inc. (Contingent Value Rights)*	4,020	2
Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	10,111	—
Sinovac Biotech Ltd.(3) *	1,587	—
Stemline Therapeutics, Inc. (Contingent Value Rights)(3) *	17,190	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) *	16,926	129
		153
Media – 0.0%
Media General, Inc. (Contingent Value Rights)(2) *	11,792	1
Medical Equipment & Devices – 0.0%
American Medical Alert Corp.(3) *	13,109	—
Specialty Finance – 0.0%
NewStar Financial, Inc. (Contingent Value Rights)(3) *	1,580	—
Total Rights
(Cost $141)		154

OTHER – 0.0%
Escrow Adolor Corp.(3) (4) *	1,241	—
Escrow Calamos Management, Inc.(3) *	2,074	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Air T Funding Exp. 12/31/49, Strike $100.00*	2,121	$1
Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00(1) *	11	—
Total Warrants
(Cost $—)		1

NORTHERN FUNDS QUARTERLY REPORT     39    EQUITY FUNDS

Schedule of Investments
SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(5) (6)	5,192,376	$5,192
Total Investment Companies
(Cost $5,192)		5,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 2.21%, 7/16/20(7) (8)	$557	$557
	Total Short-Term Investments
	(Cost $557)	557

	Total Investments – 100.2%
	(Cost $301,738)	383,314
	Liabilities less Other Assets – (0.2%)	(761)
	NET ASSETS – 100.0%	$382,553

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2020 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	55	$3,953	Long	09/20	$190
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.7%
Consumer Discretionary	12.1
Consumer Staples	3.4
Energy	2.5
Financials	15.3
Health Care	20.2
Industrials	15.0
Information Technology	14.1
Materials	4.2
Real Estate	6.5
Utilities	4.0
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Aerospace & Defense	$4,040	$35	$—	$4,075
Banking	32,600	42	—	32,642
Biotechnology & Pharmaceuticals	40,030	—	5	40,035
Gaming, Lodging & Restaurants	9,719	46	—	9,765
Home & Office Products	8,016	20	—	8,036
Insurance	9,360	20	—	9,380

EQUITY FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Transportation & Logistics	$5,934	$4	$—	$5,938
All Other Industries(1)	267,496	—	—	267,496
Total Common Stocks	377,195	167	5	377,367
Preferred Stocks(1)	43	—	—	43
Rights:
Biotechnology & Pharmaceuticals	—	10	143	153
Media	—	—	1	1
Total Rights	—	10	144	154
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Warrants	$1	$—	$—	$1
Investment Companies	5,192	—	—	5,192
Short-Term Investments	—	557	—	557
Total Investments	$382,431	$734	$149	$383,314
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$190	$—	$—	$190

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,389	$19,101	$25,298	$3	$5,192	5,192,376
NORTHERN FUNDS QUARTERLY REPORT     41    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0%
Aerospace & Defense – 1.3%
AAR Corp.	392,898	$8,121
Barnes Group, Inc.	135,314	5,353
Kaman Corp.	123,934	5,156
Moog, Inc., Class A	184,527	9,776
		28,406
Apparel & Textile Products – 0.1%
Lakeland Industries, Inc.*	13,489	303
Movado Group, Inc.	115,504	1,252
Oxford Industries, Inc.	28,823	1,269
Rocky Brands, Inc.	12,372	254
Superior Group of Cos., Inc.	25,913	347
		3,425
Asset Management – 0.8%
Blucora, Inc.*	18,714	214
Boston Private Financial Holdings, Inc.	265,149	1,824
GAIN Capital Holdings, Inc.	323,746	1,949
Kennedy-Wilson Holdings, Inc.	186,183	2,834
Stifel Financial Corp.	210,775	9,997
Waddell & Reed Financial, Inc., Class A	152,296	2,362
		19,180
Automotive – 1.4%
American Axle & Manufacturing Holdings, Inc.*	521,684	3,965
Cooper Tire & Rubber Co.	401,798	11,094
Cooper-Standard Holdings, Inc.*	41,543	550
Dana, Inc.	461,102	5,621
Methode Electronics, Inc.	62,758	1,962
Miller Industries, Inc.	19,297	574
Modine Manufacturing Co.*	176,135	972
Standard Motor Products, Inc.	154,665	6,372
Superior Industries International, Inc.	2,430	4
Visteon Corp.*	4,303	295
		31,409
Banking – 18.1%
1st Source Corp.	18,308	651
Alerus Financial Corp.	28,943	572
Amalgamated Bank, Class A	53,758	680
Arrow Financial Corp.	15,428	459
Atlantic Union Bankshares Corp.	158,573	3,673
Axos Financial, Inc.*	191,185	4,221
BancFirst Corp.	117,072	4,750
BancorpSouth Bank	681,537	15,498
Bank of NT Butterfield & Son (The) Ltd.	56,470	1,377
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Banking – 18.1%continued
BankFinancial Corp.	111,364	$935
Banner Corp.	67,855	2,579
Berkshire Hills Bancorp, Inc.	109,618	1,208
Bridge Bancorp, Inc.	33,388	763
Brookline Bancorp, Inc.	216,868	2,186
Capitol Federal Financial, Inc.	55,387	610
Cathay General Bancorp	220,071	5,788
Central Pacific Financial Corp.	85,030	1,363
City Holding Co.	124,563	8,118
Civista Bancshares, Inc.	27,138	418
CNB Financial Corp.	69,833	1,252
Columbia Banking System, Inc.	206,080	5,841
Community Bank System, Inc.	184,014	10,492
Community Trust Bancorp, Inc.	160,666	5,263
ConnectOne Bancorp, Inc.	67,115	1,082
CVB Financial Corp.	469,306	8,795
Dime Community Bancshares, Inc.	424,641	5,830
Eagle Bancorp, Inc.	91,932	3,011
Enterprise Financial Services Corp.	101,836	3,169
ESSA Bancorp, Inc.	18,771	261
Financial Institutions, Inc.	73,117	1,361
First Bancorp	89,816	2,253
First BanCorp (New York Exchange)	913,604	5,107
First Bancshares (The), Inc.	36,207	815
First Busey Corp.	24,591	459
First Business Financial Services, Inc.	33,526	552
First Commonwealth Financial Corp.	315,139	2,609
First Community Bankshares, Inc.	29,950	672
First Financial Bancorp	291,701	4,052
First Financial Corp.	117,905	4,344
First Guaranty Bancshares, Inc.	16,483	202
First Interstate BancSystem, Inc., Class A	52,841	1,636
First Merchants Corp.	266,248	7,340
First Mid Bancshares, Inc.	28,260	741
First Midwest Bancorp, Inc.	466,354	6,226
First of Long Island (The) Corp.	40,348	659
Flushing Financial Corp.	377,752	4,352
Fulton Financial Corp.	764,406	8,049
German American Bancorp, Inc.	64,307	2,000
Glacier Bancorp, Inc.	66,498	2,347
Great Southern Bancorp, Inc.	43,155	1,742
Great Western Bancorp, Inc.	170,995	2,353
Hancock Whitney Corp.	341,094	7,231
Heartland Financial U.S.A., Inc.	136,341	4,559

EQUITY FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Banking – 18.1%continued
Heritage Financial Corp.	81,355	$1,627
Hilltop Holdings, Inc.	152,632	2,816
Home Bancorp, Inc.	15,242	408
Home BancShares, Inc.	448,931	6,905
HomeStreet, Inc.	78,416	1,930
Hope Bancorp, Inc.	685,434	6,320
Horizon Bancorp, Inc.	74,062	792
IBERIABANK Corp.	225,525	10,270
Independent Bank Corp.	172,563	11,577
Independent Bank Corp. (Berlin Exchange)	37,040	550
Independent Bank Group, Inc.	44,545	1,805
International Bancshares Corp.	160,690	5,145
Investors Bancorp, Inc.	651,088	5,534
Lakeland Bancorp, Inc.	322,957	3,691
Lakeland Financial Corp.	157,402	7,333
Luther Burbank Corp.	89,593	896
Mercantile Bank Corp.	27,419	620
Meridian Bancorp, Inc.	21,661	251
Metropolitan Bank Holding Corp.*	14,035	450
NBT Bancorp, Inc.	250,661	7,710
Northwest Bancshares, Inc.	532,440	5,444
OceanFirst Financial Corp.	238,901	4,212
OFG Bancorp	139,139	1,860
Old National Bancorp	439,533	6,048
Old Second Bancorp, Inc.	50,225	391
Pacific Premier Bancorp, Inc.	155,273	3,366
Park National Corp.	40,017	2,816
Peapack-Gladstone Financial Corp.	38,277	717
Pinnacle Financial Partners, Inc.	53,160	2,232
Preferred Bank	40,083	1,718
Provident Financial Services, Inc.	832,980	12,037
QCR Holdings, Inc.	26,690	832
Renasant Corp.	164,446	4,095
Republic Bancorp, Inc., Class A	31,635	1,035
Riverview Bancorp, Inc.	31,332	177
S&T Bancorp, Inc.	223,419	5,239
Sandy Spring Bancorp, Inc.	111,169	2,755
Sierra Bancorp	134,795	2,545
Simmons First National Corp., Class A	387,514	6,630
SmartFinancial, Inc.	25,747	417
South State Corp.	122,908	5,858
Southern Missouri Bancorp, Inc.	15,445	375
Southside Bancshares, Inc.	86,244	2,391
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Banking – 18.1%continued
Summit Financial Group, Inc.	21,949	$362
TCF Financial Corp.	392,174	11,538
Texas Capital Bancshares, Inc.*	158,157	4,882
Tompkins Financial Corp.	44,796	2,901
Towne Bank	200,612	3,780
TriCo Bancshares	144,644	4,404
TriState Capital Holdings, Inc.*	50,491	793
TrustCo Bank Corp. NY	328,305	2,078
Trustmark Corp.	187,358	4,594
UMB Financial Corp.	243,907	12,573
Umpqua Holdings Corp.	449,320	4,781
United Community Banks, Inc.	343,213	6,905
Univest Financial Corp.	76,031	1,227
Valley National Bancorp	1,055,254	8,252
Veritex Holdings, Inc.	87,822	1,554
Washington Federal, Inc.	222,302	5,967
WesBanco, Inc.	235,976	4,793
Westamerica BanCorp	21,776	1,250
WSFS Financial Corp.	207,640	5,959
		410,919
Biotechnology & Pharmaceuticals – 0.9%
Anika Therapeutics, Inc.*	24,143	911
Endo International PLC*	365,269	1,253
Intra-Cellular Therapies, Inc.*	69,816	1,792
Jounce Therapeutics, Inc.*	57,618	398
Lannett Co., Inc.*	68,247	495
Nature's Sunshine Products, Inc.*	32,948	297
PDL BioPharma, Inc.*	1,396,839	4,065
Prestige Consumer Healthcare, Inc.*	159,082	5,975
Taro Pharmaceutical Industries Ltd.*	33,468	2,225
Viking Therapeutics, Inc.*	297,922	2,148
XBiotech, Inc.*	48,819	669
		20,228
Chemicals – 2.6%
American Vanguard Corp.	179,101	2,464
H.B. Fuller Co.	280,164	12,495
Hawkins, Inc.	17,984	766
Haynes International, Inc.	21,174	495
Innospec, Inc.	124,407	9,610
Kraton Corp.*	117,753	2,035
Materion Corp.	73,865	4,542
Minerals Technologies, Inc.	268,099	12,582
PQ Group Holdings, Inc.*	369,574	4,893

NORTHERN FUNDS QUARTERLY REPORT     43    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Chemicals – 2.6%continued
Sensient Technologies Corp.	112,530	$5,870
Stepan Co.	31,969	3,104
Univar Solutions, Inc.*	10,965	185
		59,041
Commercial Services – 2.5%
ABM Industries, Inc.	468,952	17,023
Barrett Business Services, Inc.	31,542	1,676
BrightView Holdings, Inc.*	177,535	1,988
CBIZ, Inc.*	217,189	5,206
Ennis, Inc.	326,652	5,925
GP Strategies Corp.*	46,230	397
Kforce, Inc.	72,529	2,122
Korn Ferry	313,992	9,649
Resources Connection, Inc.	54,190	649
TrueBlue, Inc.*	16,461	251
UniFirst Corp.	61,213	10,954
Viad Corp.	43,200	822
		56,662
Construction Materials – 1.4%
Apogee Enterprises, Inc.	44,928	1,035
Boise Cascade Co.	152,281	5,727
Simpson Manufacturing Co., Inc.	159,610	13,465
Summit Materials, Inc., Class A*	377,745	6,074
UFP Industries, Inc.	88,496	4,382
		30,683
Consumer Products – 2.5%
Alico, Inc.	8,522	266
B&G Foods, Inc.	108,364	2,642
Cal-Maine Foods, Inc.*	101,961	4,535
Central Garden & Pet Co., Class A*	25,788	871
Clearwater Paper Corp.*	27,945	1,010
Darling Ingredients, Inc.*	793,992	19,548
Fresh Del Monte Produce, Inc.	101,014	2,487
Helen of Troy Ltd.*	19,505	3,678
Inter Parfums, Inc.	174,986	8,426
MGP Ingredients, Inc.	6,700	246
Phibro Animal Health Corp., Class A	7,848	206
Seneca Foods Corp., Class A*	12,722	430
Simply Good Foods (The) Co.*	83,560	1,552
Universal Corp.	236,058	10,035
		55,932
Consumer Services – 1.0%
Aaron's, Inc.	173,155	7,861
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Consumer Services – 1.0%continued
Adtalem Global Education, Inc.*	308,012	$9,595
American Public Education, Inc.*	26,053	771
Laureate Education, Inc., Class A*	321,676	3,206
Regis Corp.*	177,925	1,455
		22,888
Containers & Packaging – 0.2%
Matthews International Corp., Class A	31,340	599
Myers Industries, Inc.	298,315	4,340
		4,939
Design, Manufacturing & Distribution – 1.1%
Benchmark Electronics, Inc.	477,934	10,323
Plexus Corp.*	21,158	1,493
Sanmina Corp.*	188,205	4,713
Tech Data Corp.*	53,229	7,713
		24,242
Distributors - Consumer Staples – 0.3%
Andersons (The), Inc.	354,163	4,874
Core-Mark Holding Co., Inc.	81,477	2,033
		6,907
Distributors - Discretionary – 0.7%
ePlus, Inc.*	14,872	1,051
G-III Apparel Group Ltd.*	19,663	262
KAR Auction Services, Inc.	217,884	2,998
PC Connection, Inc.	250,263	11,602
ScanSource, Inc.*	42,750	1,030
		16,943
Electrical Equipment – 0.9%
Belden, Inc.	203,989	6,640
Kimball Electronics, Inc.*	42,278	572
LSI Industries, Inc.	44,319	287
NL Industries, Inc.	41,149	140
Powell Industries, Inc.	31,198	855
Preformed Line Products Co.	13,406	670
Watts Water Technologies, Inc., Class A	152,730	12,371
		21,535
Engineering & Construction Services – 1.3%
Aegion Corp.*	238,033	3,778
Arcosa, Inc.	130,266	5,497
Dycom Industries, Inc.*	12,233	500
EMCOR Group, Inc.	99,207	6,561
KBR, Inc.	200,037	4,511
MasTec, Inc.*	126,509	5,676

EQUITY FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Engineering & Construction Services – 1.3%continued
Primoris Services Corp.	102,299	$1,817
Sterling Construction Co., Inc.*	47,337	496
TopBuild Corp.*	14,239	1,620
		30,456
Forest & Paper Products – 0.5%
Mercer International, Inc.	448,365	3,659
Neenah, Inc.	44,647	2,208
P H Glatfelter Co.	229,697	3,687
Schweitzer-Mauduit International, Inc.	41,068	1,372
		10,926
Gaming, Lodging & Restaurants – 1.1%
Boyd Gaming Corp.	45,075	942
Cannae Holdings, Inc.*	133,680	5,495
El Pollo Loco Holdings, Inc.*	59,022	871
Marriott Vacations Worldwide Corp.	125,618	10,327
Monarch Casino & Resort, Inc.*	24,064	820
St. Joe (The) Co.*	112,619	2,187
Wingstop, Inc.	24,652	3,426
		24,068
Hardware – 1.0%
ADTRAN, Inc.	185,668	2,029
Arlo Technologies, Inc.*	344,573	889
Comtech Telecommunications Corp.	41,268	697
Knowles Corp.*	434,774	6,634
NETGEAR, Inc.*	174,001	4,505
NetScout Systems, Inc.*	133,793	3,420
PCTEL, Inc.*	40,999	274
Plantronics, Inc.	40,048	588
TTM Technologies, Inc.*	219,498	2,603
Vishay Precision Group, Inc.*	21,224	522
		22,161
Health Care Facilities & Services – 1.7%
Magellan Health, Inc.*	212,271	15,492
MedCath Corp.(1) *	106,845	—
National HealthCare Corp.	71,641	4,545
OPKO Health, Inc.*	1,232,291	4,202
Owens & Minor, Inc.	106,346	810
Patterson Cos., Inc.	258,820	5,694
Triple-S Management Corp., Class B*	367,135	6,983
		37,726
Home & Office Products – 2.8%
ACCO Brands Corp.	675,780	4,798
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Home & Office Products – 2.8%continued
Beazer Homes U.S.A., Inc.*	202,441	$2,039
Caesarstone Ltd.*	53,803	638
Hooker Furniture Corp.	138,788	2,699
Interface, Inc.	23,773	193
KB Home	375,673	11,526
M/I Homes, Inc.*	47,618	1,640
MDC Holdings, Inc.	171,828	6,134
Meritage Homes Corp.*	201,339	15,326
Steelcase, Inc., Class A	250,572	3,022
Taylor Morrison Home Corp.*	333,317	6,430
TRI Pointe Group, Inc.*	620,847	9,120
		63,565
Industrial Services – 0.9%
Applied Industrial Technologies, Inc.	32,101	2,003
CAI International, Inc.*	17,506	292
DXP Enterprises, Inc.*	105,692	2,104
Herc Holdings, Inc.*	49,256	1,513
Textainer Group Holdings Ltd.*	54,870	449
Triton International Ltd.	266,561	8,061
WESCO International, Inc.*	177,327	6,226
		20,648
Insurance – 4.8%
American Equity Investment Life Holding Co.	494,016	12,207
AMERISAFE, Inc.	112,267	6,866
Argo Group International Holdings Ltd.	88,737	3,091
CNO Financial Group, Inc.	710,791	11,067
Donegal Group, Inc., Class A	39,683	564
Employers Holdings, Inc.	327,899	9,886
Enstar Group Ltd.*	36,564	5,586
FBL Financial Group, Inc., Class A	26,447	949
GWG Holdings, Inc.*	7,314	56
Hanover Insurance Group (The), Inc.	17,026	1,725
Horace Mann Educators Corp.	386,010	14,178
Kemper Corp.	97,097	7,042
National General Holdings Corp.	303,008	6,548
NMI Holdings, Inc., Class A*	25,994	418
ProAssurance Corp.	110,445	1,598
Radian Group, Inc.	1,089,188	16,894
Selective Insurance Group, Inc.	102,886	5,426
United Fire Group, Inc.	147,958	4,100
Universal Insurance Holdings, Inc.	13,967	248
		108,449

NORTHERN FUNDS QUARTERLY REPORT     45    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Iron & Steel – 1.4%
Allegheny Technologies, Inc.*	684,731	$6,978
Arch Resources, Inc.	82,222	2,336
Carpenter Technology Corp.	214,921	5,218
Cleveland-Cliffs, Inc.	136,888	756
Commercial Metals Co.	481,774	9,828
Ryerson Holding Corp.*	64,494	363
Schnitzer Steel Industries, Inc., Class A	81,919	1,445
Warrior Met Coal, Inc.	316,321	4,868
		31,792
Leisure Products – 0.6%
Acushnet Holdings Corp.	107,072	3,725
Callaway Golf Co.	522,363	9,146
Vista Outdoor, Inc.*	97,843	1,414
		14,285
Machinery – 1.5%
Alamo Group, Inc.	30,927	3,174
Altra Industrial Motion Corp.	65,592	2,090
Astec Industries, Inc.	38,148	1,767
CIRCOR International, Inc.*	600	15
Columbus McKinnon Corp.	74,137	2,480
Hollysys Automation Technologies Ltd.	102,429	1,362
Hyster-Yale Materials Handling, Inc.	39,881	1,542
Kadant, Inc.	37,495	3,737
Kennametal, Inc.	83,884	2,408
Manitowoc (The) Co., Inc.*	34,509	376
MTS Systems Corp.	6,263	110
Regal Beloit Corp.	102,094	8,915
Rexnord Corp.	41,657	1,214
SPX FLOW, Inc.*	17,023	637
Standex International Corp.	91,299	5,254
		35,081
Manufactured Goods – 0.6%
AZZ, Inc.	54,649	1,876
Chart Industries, Inc.*	172,404	8,360
EnPro Industries, Inc.	8,651	426
Gibraltar Industries, Inc.*	12,720	611
L B Foster Co., Class A*	28,823	368
Timken (The) Co.	31,202	1,419
		13,060
Media – 1.5%
DHI Group, Inc.*	89,840	189
Entercom Communications Corp., Class A	319,722	441
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Media – 1.5%continued
EW Scripps (The) Co., Class A	734,971	$6,431
Gannett Co., Inc.	23,733	33
Gray Television, Inc.*	156,223	2,179
Hemisphere Media Group, Inc.*	84,035	826
Meredith Corp.	214,395	3,120
Saga Communications, Inc., Class A	8,533	218
Scholastic Corp.	139,342	4,172
Sinclair Broadcast Group, Inc., Class A	124,381	2,296
TEGNA, Inc.	1,137,444	12,671
Tribune Publishing Co.	61,687	616
		33,192
Medical Equipment & Devices – 1.1%
AngioDynamics, Inc.*	325,859	3,314
Avanos Medical, Inc.*	308,668	9,072
FONAR Corp.*	10,908	233
Harvard Bioscience, Inc.*	64,939	201
Integer Holdings Corp.*	24,144	1,764
Invacare Corp.	56,977	363
Myriad Genetics, Inc.*	436,574	4,951
Natus Medical, Inc.*	79,825	1,742
Orthofix Medical, Inc.*	52,442	1,678
Varex Imaging Corp.*	64,924	983
		24,301
Metals & Mining – 0.7%
Arconic Corp.*	257,394	3,585
Encore Wire Corp.	91,225	4,454
Gold Resource Corp.	118,484	487
Kaiser Aluminum Corp.	111,212	8,187
		16,713
Oil, Gas & Coal – 2.7%
Abraxas Petroleum Corp.*	183,307	43
Archrock, Inc.	257,032	1,668
Bonanza Creek Energy, Inc.*	178,300	2,642
Clean Energy Fuels Corp.*	339,967	755
CNX Resources Corp.*	405,350	3,506
Comstock Resources, Inc.*	392,220	1,718
CVR Energy, Inc.	34,786	700
Delek U.S. Holdings, Inc.	463,709	8,073
Diamond Offshore Drilling, Inc.*	377,157	96
Dril-Quip, Inc.*	198,924	5,926
Earthstone Energy, Inc., Class A*	50,511	143
Exterran Corp.*	142,204	766
Matador Resources Co.*	118,726	1,009

EQUITY FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Oil, Gas & Coal – 2.7%continued
Matrix Service Co.*	246,978	$2,401
Montage Resources Corp.*	60,599	239
National Energy Services Reunited Corp.*	148,042	1,019
Natural Gas Services Group, Inc.*	181,589	1,139
Newpark Resources, Inc.*	902,480	2,013
Oil States International, Inc.*	53,092	252
Ovintiv, Inc.	439,618	4,198
Par Pacific Holdings, Inc.*	55,970	503
Parsley Energy, Inc., Class A	97,280	1,039
PBF Energy, Inc., Class A	44,339	454
PDC Energy, Inc.*	419,231	5,215
Peabody Energy Corp.	245,326	707
Penn Virginia Corp.*	153,888	1,467
ProPetro Holding Corp.*	408,972	2,102
Ramaco Resources, Inc.*	72,271	155
RPC, Inc.*	672,500	2,071
SM Energy Co.	44,721	168
Southwestern Energy Co.*	787,530	2,016
Thermon Group Holdings, Inc.*	180,023	2,623
World Fuel Services Corp.	179,164	4,615
		61,441
Passenger Transportation – 0.4%
Hawaiian Holdings, Inc.	301,125	4,228
Mesa Air Group, Inc.*	35,195	121
SkyWest, Inc.	123,841	4,040
Spirit Airlines, Inc.*	97,156	1,729
		10,118
Real Estate – 0.3%
McGrath RentCorp	101,880	5,503
RE/MAX Holdings, Inc., Class A	30,179	948
		6,451
Real Estate Investment Trusts – 11.7%
Acadia Realty Trust	317,692	4,124
Agree Realty Corp.	177,845	11,686
American Assets Trust, Inc.	196,525	5,471
Apple Hospitality REIT, Inc.	469,967	4,540
Blackstone Mortgage Trust, Inc., Class A	309,158	7,448
Brandywine Realty Trust	360,005	3,920
Capstead Mortgage Corp.	847,585	4,653
CareTrust REIT, Inc.	231,500	3,973
Chatham Lodging Trust	209,659	1,283
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Real Estate Investment Trusts – 11.7%continued
City Office REIT, Inc.	78,400	$789
CoreCivic, Inc.	100,000	936
CorEnergy Infrastructure Trust, Inc.	41,427	379
Corporate Office Properties Trust	103,192	2,615
Cousins Properties, Inc.	274,699	8,194
DiamondRock Hospitality Co.	428,139	2,368
Easterly Government Properties, Inc.	125,477	2,901
Essential Properties Realty Trust, Inc.	148,783	2,208
Exantas Capital Corp.	520,780	1,380
Farmland Partners, Inc.	50,533	346
Franklin Street Properties Corp.	363,669	1,851
Getty Realty Corp.	97,800	2,903
Global Net Lease, Inc.	151,363	2,532
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	189,316	5,388
Healthcare Realty Trust, Inc.	220,482	6,458
Hersha Hospitality Trust	49,956	288
Independence Realty Trust, Inc.	182,539	2,097
Industrial Logistics Properties Trust	121,414	2,495
Investors Real Estate Trust	19,670	1,387
Kite Realty Group Trust	80,751	932
Ladder Capital Corp.	566,091	4,585
Lexington Realty Trust	659,131	6,954
LTC Properties, Inc.	119,300	4,494
Mack-Cali Realty Corp.	435,112	6,653
MFA Financial, Inc.	837,952	2,086
Monmouth Real Estate Investment Corp.	78,327	1,135
National Health Investors, Inc.	168,415	10,226
New York Mortgage Trust, Inc.	347,943	908
Office Properties Income Trust	62,820	1,631
One Liberty Properties, Inc.	155,436	2,739
Orchid Island Capital, Inc.	857,544	4,039
Park Hotels & Resorts, Inc.	437,538	4,327
Physicians Realty Trust	661,333	11,587
Piedmont Office Realty Trust, Inc., Class A	504,321	8,377
PotlatchDeltic Corp.	268,586	10,214
Ready Capital Corp.	433,695	3,769
Retail Opportunity Investments Corp.	45,039	510
Retail Properties of America, Inc., Class A	87,934	644
Rexford Industrial Realty, Inc.	32,483	1,346
RLJ Lodging Trust	917,230	8,659
RPT Realty	793,883	5,525

NORTHERN FUNDS QUARTERLY REPORT     47    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Real Estate Investment Trusts – 11.7%continued
Sabra Health Care REIT, Inc.	667,666	$9,634
Service Properties Trust	65,844	467
Spirit Realty Capital, Inc.	202,911	7,073
STAG Industrial, Inc.	538,716	15,795
Summit Hotel Properties, Inc.	313,547	1,859
Sunstone Hotel Investors, Inc.	1,162,039	9,471
Terreno Realty Corp.	166,875	8,784
Washington Prime Group, Inc.	566,819	477
Washington Real Estate Investment Trust	332,797	7,388
Weingarten Realty Investors	216,884	4,106
Xenia Hotels & Resorts, Inc.	440,939	4,114
		265,121
Recreational Facilities & Services – 0.2%
Marcus (The) Corp.	319,528	4,240
RCI Hospitality Holdings, Inc.	15,440	214
		4,454
Renewable Energy – 0.7%
Canadian Solar, Inc.*	67,804	1,307
EnerSys	130,367	8,393
Green Plains, Inc.*	219,795	2,245
Renewable Energy Group, Inc.*	148,298	3,675
REX American Resources Corp.*	16,148	1,120
		16,740
Retail - Consumer Staples – 0.6%
Big Lots, Inc.	66,015	2,773
Ingles Markets, Inc., Class A	59,075	2,544
PriceSmart, Inc.	22,366	1,349
SpartanNash Co.	79,907	1,698
Village Super Market, Inc., Class A	38,861	1,077
Weis Markets, Inc.	72,524	3,635
		13,076
Retail - Discretionary – 5.6%
Abercrombie & Fitch Co., Class A	27,249	290
American Eagle Outfitters, Inc.	466,136	5,081
AutoNation, Inc.*	187,734	7,055
Beacon Roofing Supply, Inc.*	68,836	1,815
BMC Stock Holdings, Inc.*	283,971	7,139
Boot Barn Holdings, Inc.*	80,448	1,734
Buckle (The), Inc.	83,287	1,306
Builders FirstSource, Inc.*	117,929	2,441
Caleres, Inc.	113,149	944
Chico's FAS, Inc.	51,202	71
Children's Place (The), Inc.	26,576	995
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Retail - Discretionary – 5.6%continued
Citi Trends, Inc.	43,770	$885
Conn's, Inc.*	64,764	653
Designer Brands, Inc., Class A	400,939	2,714
Dick's Sporting Goods, Inc.	33,130	1,367
Dillard's, Inc., Class A	9,805	253
Ethan Allen Interiors, Inc.	195,817	2,317
Foot Locker, Inc.	229,668	6,697
Foundation Building Materials, Inc.*	72,736	1,135
Genesco, Inc.*	150,252	3,254
GMS, Inc.*	71,350	1,755
Group 1 Automotive, Inc.	257,783	17,006
Haverty Furniture Cos., Inc.	189,720	3,036
Lands' End, Inc.*	54,790	441
La-Z-Boy, Inc.	292,242	7,908
Lithia Motors, Inc., Class A	22,797	3,450
Office Depot, Inc.	2,063,043	4,848
Penske Automotive Group, Inc.	170,183	6,588
Rush Enterprises, Inc., Class A	284,544	11,797
Shoe Carnival, Inc.	248,618	7,277
Sonic Automotive, Inc., Class A	413,065	13,181
Zumiez, Inc.*	43,662	1,195
		126,628
Semiconductors – 2.4%
Amkor Technology, Inc.*	1,142,865	14,069
AXT, Inc.*	69,112	329
Cohu, Inc.	113,743	1,972
CTS Corp.	385,248	7,720
Diodes, Inc.*	174,449	8,845
Onto Innovation, Inc.*	9,519	324
Photronics, Inc.*	477,590	5,316
Rambus, Inc.*	355,299	5,401
Synaptics, Inc.*	68,319	4,107
Vishay Intertechnology, Inc.	412,066	6,292
		54,375
Software – 0.6%
Allscripts Healthcare Solutions, Inc.*	449,496	3,043
Avaya Holdings Corp.*	322,864	3,991
Computer Programs and Systems, Inc.	24,290	553
Digi International, Inc.*	149,882	1,746
Donnelley Financial Solutions, Inc.*	58,036	487
Ebix, Inc.	108,659	2,430
NextGen Healthcare, Inc.*	110,713	1,216
		13,466

EQUITY FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Specialty Finance – 1.9%
Encore Capital Group, Inc.*	152,754	$5,221
Enova International, Inc.*	126,917	1,887
Essent Group Ltd.	39,303	1,426
GATX Corp.	208,917	12,740
General Finance Corp.*	51,819	348
Marlin Business Services Corp.	35,711	302
Mr Cooper Group, Inc.*	155,614	1,936
Navient Corp.	327,120	2,300
Nelnet, Inc., Class A	93,090	4,444
Ocwen Financial Corp.*	123,723	82
PennyMac Financial Services, Inc.	134,061	5,602
Premier Financial Corp.	35,556	628
Regional Management Corp.*	18,915	335
Stewart Information Services Corp.	40,112	1,304
Walker & Dunlop, Inc.	64,478	3,276
World Acceptance Corp.*	24,397	1,599
		43,430
Technology Services – 1.5%
ICF International, Inc.	74,701	4,843
Insight Enterprises, Inc.*	268,884	13,229
ManTech International Corp., Class A	52,968	3,628
Perficient, Inc.*	186,749	6,682
Sykes Enterprises, Inc.*	214,122	5,922
		34,304
Telecom – 0.8%
Alaska Communications Systems Group, Inc.	90,625	253
ATN International, Inc.	31,119	1,885
Consolidated Communications Holdings, Inc.*	121,949	826
EchoStar Corp., Class A*	19,313	540
Iridium Communications, Inc.*	272,699	6,937
Telephone and Data Systems, Inc.	257,836	5,126
United States Cellular Corp.*	109,472	3,379
		18,946
Transportation & Logistics – 2.7%
ArcBest Corp.	154,737	4,102
Ardmore Shipping Corp.	241,373	1,048
Costamare, Inc.	119,932	667
DHT Holdings, Inc.	807,668	4,143
Diamond S Shipping, Inc.*	68,442	547
Echo Global Logistics, Inc.*	111,935	2,420
Frontline Ltd.	754,341	5,265
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.0% continued
Transportation & Logistics – 2.7%continued
GasLog Ltd.	32,337	$91
International Seaways, Inc.	48,804	797
Matson, Inc.	60,691	1,766
Navigator Holdings Ltd.*	50,571	325
Nordic American Tankers Ltd.	249,115	1,011
Overseas Shipholding Group, Inc., Class A*	145,477	271
Pangaea Logistics Solutions Ltd.	45,061	113
Saia, Inc.*	108,317	12,043
Schneider National, Inc., Class B	278,178	6,863
SEACOR Holdings, Inc.*	80,911	2,291
SFL Corp. Ltd.	1,241,541	11,534
Teekay Corp.*	41,912	101
Teekay Tankers Ltd., Class A*	49,117	630
Werner Enterprises, Inc.	100,930	4,393
		60,421
Transportation Equipment – 0.0%
Wabash National Corp.	23,096	245
Utilities – 5.6%
ALLETE, Inc.	124,940	6,823
Avista Corp.	112,874	4,108
Black Hills Corp.	162,491	9,207
Consolidated Water Co. Ltd.	25,575	369
El Paso Electric Co.	122,022	8,175
National Fuel Gas Co.	180,436	7,566
New Jersey Resources Corp.	236,700	7,728
NorthWestern Corp.	315,479	17,200
ONE Gas, Inc.	12,504	963
Ormat Technologies, Inc.	20,308	1,289
Otter Tail Corp.	204,958	7,950
PICO Holdings, Inc.*	19,313	163
PNM Resources, Inc.	438,809	16,868
Portland General Electric Co.	85,876	3,591
SJW Group	8,849	550
Southwest Gas Holdings, Inc.	303,457	20,954
Spire, Inc.	169,447	11,134
Unitil Corp.	45,700	2,048
		126,686
Waste & Environment Services & Equipment – 0.0%
CECO Environmental Corp.*	95,281	628
Total Common Stocks
(Cost $2,178,791)		2,156,292

NORTHERN FUNDS QUARTERLY REPORT     49    EQUITY FUNDS

Schedule of Investments
SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
MASTER LIMITED PARTNERSHIPS – 0.1%
Asset Management – 0.1%
Compass Diversified Holdings	38,556	$665
Total Master Limited Partnerships
(Cost $311)		665

OTHER – 0.0%
Escrow Calamos Management, Inc.(1) *	8,063	—
Escrow DLB Oil & Gas(1) *	2,100	—
Escrow Spirit MTA REIT(2) *	17,083	13
Total Other
(Cost $13)		13

INVESTMENT COMPANIES – 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(3) (4)	106,551,134	106,551
Total Investment Companies
(Cost $106,551)		106,551

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 1.10%, 7/16/20(5) (6)	$10,129	$10,128
	Total Short-Term Investments
	(Cost $10,125)	10,128

	Total Investments – 100.2%
	(Cost $2,295,791)	2,273,649
	Liabilities less Other Assets – (0.2%)	(4,567)
	NET ASSETS – 100.0%	$2,269,082

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2020 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	1,341	$96,391	Long	09/20	$2,357
E-Mini S&P 500	155	23,949	Long	09/20	223
Total					$2,580
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.6%
Consumer Discretionary	11.7
Consumer Staples	3.1
Energy	4.4
Financials	28.1
Health Care	4.0
Industrials	15.4
Information Technology	7.8
Materials	6.0
Real Estate	11.0
Utilities	5.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,156,292	$—	$—	$2,156,292
Master Limited Partnerships(1)	665	—	—	665
Other	—	—	13	13
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$106,551	$—	$—	$106,551
Short-Term Investments	—	10,128	—	10,128
Total Investments	$2,263,508	$10,128	$13	$2,273,649
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,580	$—	$—	$2,580

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$136,890	$136,119	$166,458	$38	$106,551	106,551,134
NORTHERN FUNDS QUARTERLY REPORT     51    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.4%
Aerospace & Defense – 1.1%
Lockheed Martin Corp.	5,071	$1,851
Apparel & Textile Products – 1.8%
Hanesbrands, Inc.	69,698	787
NIKE, Inc., Class B	15,046	1,475
VF Corp.	10,667	650
		2,912
Asset Management – 1.7%
Ameriprise Financial, Inc.	6,512	977
Charles Schwab (The) Corp.	26,710	901
T. Rowe Price Group, Inc.	7,227	893
		2,771
Automotive – 0.3%
Aptiv PLC	5,606	437
Banking – 3.9%
Bank of America Corp.	45,056	1,070
Citigroup, Inc.	39,348	2,011
Comerica, Inc.	1,743	66
First Republic Bank	1,589	168
JPMorgan Chase & Co.	22,855	2,150
SVB Financial Group*	537	116
Zions Bancorp N.A.	19,759	672
		6,253
Biotechnology & Pharmaceuticals – 8.5%
AbbVie, Inc.	12,234	1,201
Amgen, Inc.	12,050	2,842
Biogen, Inc.*	2,879	770
Bristol-Myers Squibb Co.	5,813	342
Eli Lilly and Co.	9,062	1,488
Gilead Sciences, Inc.	24,095	1,854
Johnson & Johnson	11,031	1,551
Merck & Co., Inc.	43,117	3,334
Pfizer, Inc.	9,900	324
		13,706
Chemicals – 0.7%
3M Co.	1,104	172
Ecolab, Inc.	4,189	834
PPG Industries, Inc.	530	56
		1,062
Commercial Services – 0.6%
ManpowerGroup, Inc.	10,068	692
Robert Half International, Inc.	5,898	312
		1,004
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Consumer Products – 6.5%
Clorox (The) Co.	4,586	$1,006
Coca-Cola (The) Co.	9,371	419
Colgate-Palmolive Co.	18,088	1,325
General Mills, Inc.	22,134	1,365
Herbalife Nutrition Ltd.*	2,041	92
Kellogg Co.	9,587	633
Kimberly-Clark Corp.	5,982	845
PepsiCo, Inc.	17,894	2,367
Procter & Gamble (The) Co.	19,829	2,371
		10,423
Design, Manufacturing & Distribution – 0.1%
Avnet, Inc.	5,398	151
Distributors - Consumer Staples – 0.3%
Bunge Ltd.	11,948	491
Electrical Equipment – 2.8%
Acuity Brands, Inc.	6,111	585
General Electric Co.	41,440	283
Honeywell International, Inc.	8,824	1,276
Johnson Controls International PLC	25,559	873
Lennox International, Inc.	439	102
Rockwell Automation, Inc.	4,795	1,021
Trane Technologies PLC	3,566	317
		4,457
Forest & Paper Products – 0.3%
Domtar Corp.	19,428	410
Gaming, Lodging & Restaurants – 0.6%
Domino's Pizza, Inc.	1,010	373
Marriott International, Inc., Class A	5,975	512
		885
Hardware – 8.9%
Apple, Inc.	30,446	11,107
Cisco Systems, Inc.	22,798	1,063
F5 Networks, Inc.*	469	65
HP, Inc.	35,604	621
Motorola Solutions, Inc.	3,458	485
Xerox Holdings Corp.	6,437	98
Zebra Technologies Corp., Class A*	3,734	956
		14,395
Health Care Facilities & Services – 3.5%
AmerisourceBergen Corp.	5,896	594
Cardinal Health, Inc.	20,082	1,048
HCA Healthcare, Inc.	4,804	466

EQUITY FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Health Care Facilities & Services – 3.5%continued
Henry Schein, Inc.*	14,954	$873
Humana, Inc.	2,778	1,077
Molina Healthcare, Inc.*	4,190	746
UnitedHealth Group, Inc.	2,904	857
		5,661
Home & Office Products – 0.2%
Tempur Sealy International, Inc.*	1,945	140
Toll Brothers, Inc.	6,364	207
		347
Industrial Services – 0.6%
W.W. Grainger, Inc.	3,090	971
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.	9,171	354
Goldman Sachs Group (The), Inc.	5,769	1,140
Morgan Stanley	3,698	179
State Street Corp.	1,968	125
		1,798
Insurance – 1.6%
Allstate (The) Corp.	7,667	744
Aon PLC, Class A	5,120	986
Loews Corp.	3,977	136
Marsh & McLennan Cos., Inc.	1,480	159
Travelers (The) Cos., Inc.	4,733	540
		2,565
Iron & Steel – 0.0%
Nucor Corp.	1,264	52
Machinery – 2.1%
AGCO Corp.	2,523	140
Caterpillar, Inc.	11,617	1,469
Illinois Tool Works, Inc.	5,388	942
Ingersoll Rand, Inc.*	3,158	89
Oshkosh Corp.	10,695	766
		3,406
Media – 7.4%
Alphabet, Inc., Class A*	3,392	4,810
Alphabet, Inc., Class C*	1,499	2,119
Booking Holdings, Inc.*	363	578
Facebook, Inc., Class A*	9,603	2,181
John Wiley & Sons, Inc., Class A	16,564	646
New York Times (The) Co., Class A	28,839	1,212
Sirius XM Holdings, Inc.	63,909	375
		11,921
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Medical Equipment & Devices – 3.8%
Abbott Laboratories	1,722	$157
Agilent Technologies, Inc.	13,126	1,160
Hologic, Inc.*	10,991	627
IDEXX Laboratories, Inc.*	2,229	736
Medtronic PLC	4,675	429
Mettler-Toledo International, Inc.*	1,362	1,097
ResMed, Inc.	2,718	522
Thermo Fisher Scientific, Inc.	1,585	574
Waters Corp.*	4,481	808
		6,110
Metals & Mining – 0.6%
Royal Gold, Inc.	7,968	991
Oil, Gas & Coal – 1.5%
Baker Hughes Co.	41,582	640
ConocoPhillips	17,106	719
Phillips 66	5,146	370
Schlumberger Ltd.	3,885	71
Valero Energy Corp.	9,185	540
		2,340
Real Estate – 0.1%
Jones Lang LaSalle, Inc.	1,253	130
Real Estate Investment Trusts – 4.3%
American Tower Corp.	9,325	2,411
AvalonBay Communities, Inc.	3,668	567
Boston Properties, Inc.	2,048	185
Corporate Office Properties Trust	14,111	358
Host Hotels & Resorts, Inc.	6,956	75
Kilroy Realty Corp.	11,471	673
Prologis, Inc.	25,145	2,347
Simon Property Group, Inc.	734	50
UDR, Inc.	1,637	61
Welltower, Inc.	2,926	152
		6,879
Retail - Consumer Staples – 0.3%
Kroger (The) Co.	13,203	447
Retail - Discretionary – 7.6%
Amazon.com, Inc.*	1,212	3,344
Best Buy Co., Inc.	12,107	1,056
eBay, Inc.	15,216	798
Foot Locker, Inc.	3,993	116
Home Depot (The), Inc.	16,713	4,187
Lowe's Cos., Inc.	14,401	1,946

NORTHERN FUNDS QUARTERLY REPORT     53    EQUITY FUNDS

Schedule of Investments
U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Discretionary – 7.6%continued
Tractor Supply Co.	759	$100
Williams-Sonoma, Inc.	8,548	701
		12,248
Semiconductors – 3.7%
Applied Materials, Inc.	16,161	977
Intel Corp.	12,723	761
Lam Research Corp.	355	115
NVIDIA Corp.	4,404	1,673
Texas Instruments, Inc.	19,743	2,507
		6,033
Software – 9.3%
Activision Blizzard, Inc.	4,007	304
Adobe, Inc.*	1,189	518
Cadence Design Systems, Inc.*	9,644	925
Citrix Systems, Inc.	2,678	396
Electronic Arts, Inc.*	4,481	592
Intuit, Inc.	5,011	1,484
Manhattan Associates, Inc.*	3,271	308
Microsoft Corp.	43,075	8,766
Oracle Corp.	8,479	469
Veeva Systems, Inc., Class A*	1,011	237
VMware, Inc., Class A*	6,733	1,043
		15,042
Specialty Finance – 5.8%
Ally Financial, Inc.	28,994	575
American Express Co.	14,457	1,376
Jack Henry & Associates, Inc.	1,044	192
Mastercard, Inc., Class A	19,168	5,668
Visa, Inc., Class A	5,750	1,111
Western Union (The) Co.	16,860	365
		9,287
Technology Services – 3.5%
Accenture PLC, Class A	8,739	1,876
Broadridge Financial Solutions, Inc. ADR	2,924	369
Cognizant Technology Solutions Corp., Class A	861	49
FactSet Research Systems, Inc.	3,594	1,180
International Business Machines Corp.	11,731	1,417
Moody's Corp.	1,602	440
S&P Global, Inc.	1,055	348
		5,679
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Telecom – 0.8%
AT&T, Inc.	19,175	$580
Verizon Communications, Inc.	13,625	751
		1,331
Transportation & Logistics – 0.6%
Expeditors International of Washington, Inc.	11,888	904
Transportation Equipment – 0.7%
Allison Transmission Holdings, Inc.	2,367	87
Cummins, Inc.	6,150	1,066
		1,153
Utilities – 1.2%
AES (The) Corp.	9,550	138
Exelon Corp.	26,688	969
IDACORP, Inc.	1,320	115
NextEra Energy, Inc.	2,895	695
		1,917
Total Common Stocks
(Cost $142,951)		158,420

INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(1) (2)	2,299,082	2,299
Total Investment Companies
(Cost $2,299)		2,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 0.11%, 7/16/20(3) (4)	$180	$180
	Total Short-Term Investments
	(Cost $180)	180

	Total Investments – 99.9%
	(Cost $145,430)	160,899
	Other Assets less Liabilities – 0.1%	139
	NET ASSETS – 100.0%	$161,038

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2020 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EQUITY FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

PLC - Public Limited Company

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	18	$2,781	Long	9/20	$(13)
At June 30, 2020, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.6%
Consumer Discretionary	11.0
Consumer Staples	7.2
Energy	1.5
Financials	10.9
Health Care	16.2
Industrials	8.8
Information Technology	28.7
Materials	1.5
Real Estate	4.4
Utilities	1.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$158,420	$—	$—	$158,420
Investment Companies	2,299	—	—	2,299
Short-Term Investments	—	180	—	180
Total Investments	$160,719	$180	$—	$160,899
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(13)	$—	$—	$(13)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$536	$34,673	$32,910	$1	$2,299	2,299,082
NORTHERN FUNDS QUARTERLY REPORT     55    EQUITY FUNDS